Flexible Premium Variable Life Insurance Policy

                                      issued by

            METLIFE INVESTORS INSURANCE COMPANY
                                (formerly, COVA
     FINANCIAL SERVICES LIFE INSURANCE COMPANY)

    METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
     (formerly, COVA VARIABLE LIFE ACCOUNT ONE)

This prospectus describes the Flexible Premium Variable Life Insurance Policy that we are offering.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following 43
Investment Funds listed below which are offered through our Separate Account (you can invest in up to 15 of the Investment Funds and the General Account at any one time). When you purchase a Policy, you bear the complete investment risk. This means that the Cash Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

AIM Variable Insurance Funds:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:

     Premier Growth Portfolio (Class A)
     Alliance Bernstein Real Estate Investment Portfolio
        (formerly, Real Estate Investment Portfolio) (Class A)

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:

     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton International Securities Fund
     Templeton Developing Markets Securities Fund

General American Capital Company:

     Money Market Fund

Goldman Sachs Variable Insurance Trust ("VIT"):

     Goldman Sachs VIT Growth and Income Fund
     Goldman Sachs VIT International Equity Fund
     Goldman Sachs VIT Global Income Fund
     Goldman Sachs VIT Internet Tollkeeper FundSM

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

Liberty Variable Investment Trust:

     Newport Tiger Fund, Variable Series (Class A)


The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.



Met Investors Series Trust* (Class A):

     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio

* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust).

MFS(R)Variable Insurance TrustSM (Initial Class):

     MFS Emerging Growth Series
     MFS New Discovery Series
     MFS Research Series
     MFS Investors Trust Series (prior to May 1, 2001,
         MFS Growth With Income Series)
     MFS High Income Series
     MFS Global Governments Series

Oppenheimer Variable Account Funds:

     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA

Putnam Variable Trust:

     Putnam VT Growth and Income Fund - Class IA Shares
     Putnam VT International Growth Fund - Class IA Shares
     Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
     Putnam VT Vista Fund - Class IA Shares

Scudder Variable Series II (formerly, Kemper Variable Series):

     Scudder Small Cap Value Portfolio
     Scudder Government Securities Portfolio
     Scudder Small Cap Growth Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.

DATE: May 1, 2001



TABLE OF CONTENTS                                         Page

 SPECIAL TERMS                                               4

 SUMMARY                                                     5
     The Variable Life Insurance Policy                      5
     Purchases                                               5
     Investment Choices                                      5
     Expenses                                                5
     Death Benefit                                          11
     Taxes                                                  11
     Access to Your Money                                   11
     Other Information                                      12
     Inquiries                                              12

PART I                                                      13

  1. THE VARIABLE LIFE INSURANCE POLICY                     13

  2. PURCHASES                                              13
     Application for a Policy                               13
     Premiums                                               13
     Unscheduled Premiums                                   13
     Lapse and Grace Period                                 13
     Reinstatement                                          14
     Allocation of Premium                                  14
     Cash Value of Your Policy                              14
     Method of Determining Cash Value
        of an Investment Fund                               14
     Net Investment Factor                                  15
     Our Right to Reject or Return a Premium Payment        15

  3. INVESTMENT FUNDS                                       16
     Substitution and Limitations on Further Investments    17
     Transfers                                              17
     Dollar Cost Averaging                                  18
     Portfolio Rebalancing                                  18
     Approved Asset Allocation Programs                     19

  4. EXPENSES                                               19
     Tax Charges                                            19
     Sales Charge                                           19
     Selection and Issue Expense Charge                     19
     Monthly Policy Charge                                  20
     Monthly Cost of Insurance Charge                       20
     Charges for Additional Benefit Riders                  21
     Mortality and Expense Risk Charge                      21
     Surrender Charge                                       21
     Transaction Charges                                    21
     Investment Fund Expenses                               22

  5. DEATH BENEFIT                                          22
     Change of Death Benefit                                22
     Change in Face Amount                                  23

  6. TAXES                                                  23
     Life Insurance in General                              23
     Taking Money Out of Your Policy                        23
     Diversification                                        24

  7. ACCESS TO YOUR MONEY                                   24
     Policy Loans                                           24
     Loan Interest Charged                                  25
     Security                                               25
     Repaying Policy Debt                                   25
     Partial Withdrawals                                    25
     Pro-Rata Surrender                                     26
     Full Surrenders                                        26

  8. OTHER INFORMATION                                      26
     MetLife Investors                                      26
     Distribution                                           27
     The Separate Account                                   27
     Suspension of Payments or Transfers                    27
     Ownership                                              27
     Adjustment of Charges                                  28

PART II                                                     28
     Executive Officers and Directors                       28
     Voting                                                 30
     Disregard of Voting Instructions                       30
     Legal Opinions                                         30
     Our Right to Contest                                   30
     Additional Benefits                                    31
     Federal Tax Status                                     31
        Introduction                                        32
        Diversification                                     32
        Tax Treatment of the Policy                         33
        Policy Proceeds                                     33
        Tax Treatment of Loans and Surrenders               33
        Multiple Policies                                   34
        Tax Treatment of Assignments                        34
        Qualified Plans                                     34
        Income Tax Withholding                              34
     Reports to Owners                                      34
     Legal Proceedings                                      34
     Experts                                                34
     Financial Statements                                   35

APPENDIX A
Illustration of Policy Values                              A-1

APPENDIX B
Participating Investment Funds                             B-1

SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Attained Age -- The Issue Age of the Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Value -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

Cash Surrender Value -- The Cash Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year, less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insured -- The person whose life is insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

Issue Age -- The age of the Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Loan Account -- The account of MetLife Investors to which amounts securing Policy Loans are allocated. The Loan Account is part of MetLife Investors' General Account.

Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Cash Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Cash Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The flexible premium variable life insurance Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Cash Value by a given percentage.

Separate Account -- MetLife Investors Variable Life Account One (formerly, Cova Variable Life Account One), a separate account established by MetLife Investors to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office-- MetLife Investors Insurance Company, P.O. Box 66757, St. Louis, MO 63166-6757.

Target Premium -- A premium calculated when a Policy is issued, based on the Insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and MetLife Investors is open for business. MetLife Investors is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.



SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of the person insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insured is the person you choose to have insured under the Policy. You, the Owner, can be the Insured, but you do not have to be.

The Policy described in this prospectus is a flexible premium variable life insurance policy. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Cash Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary and, under certain circumstances, so may your death benefit.

So long as the Insured is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Insured dies.

We make available a number of riders to meet a variety of your estate planning needs. The minimum face amount of insurance that we offer is $50,000.



2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insured. We may require the Insured to provide us with medical records, a physician's statement or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.



3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. However, you can only put your money in up to 15 of the Investment Funds and the General Account at any one time. A brief description of the Investment Funds is contained in Appendix B and a detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the Fund prospectuses carefully.



4. EXPENSES

We make certain deductions from your premiums, your Cash Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal tax charge. We also deduct a Premium Tax Charge currently equal to 2.10% to pay the state and local premium taxes.

Sales Charge. The Sales Charge, which is also referred to as the percent of premium charge, is determined as follows:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o Monthly deductions from your Cash Value.

Selection and Issue Expense Charge. During the first 10 Policy years, we assess a charge of up to 1% per $1000 of Face Amount. This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insured.

Monthly Policy Charge. This charge is equal to $25 per month for the first Policy year, and $6 per Policy month thereafter. This amount is deducted from the Cash Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance. This amount is deducted monthly from your Cash Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insured, duration and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o Deductions from the Investment Funds.

Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.55% of the average value of each of your Investment Funds and is deducted each Valuation Date.

The current risk charge depends on the number of years your Policy has been in force and is as follows:

 Years        Daily Charge Factor         Annual Equivalent
 -------  --------------------------   -----------------------
  1-10           .0015027%                     0.55%
  11-20          .0012301%                     0.45%
  21+            .0009572%                     0.35%

This deduction is guaranteed not to increase while the Policy is in force. We will not increase the mortality and expense risk charge to .55% in years 11 and beyond.

Investment Fund Expenses
Annual Fund Operating Expenses (as a percentage of average net assets)



                                                                                                                 Total Annual
                                                                                                                 Fund Expenses
                                                                                                                (after expense
                                                            Management Fees         Other Fund Expenses      reimbursement and/or
                                                           (after fee waiver       (after reimbursement         fee waiver for
Investment Funds                                        for certain Portfolios)   for certain Portfolios)     certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation Fund                          0.61%                   0.21%                      0.82%
       AIM V.I. International Equity Fund                          0.73%                   0.29%                      1.02%
       AIM V.I. Value Fund                                         0.61%                   0.23%                      0.84%
------------------------------------------------------------------------------------------------------------------------------------


Alliance Variable Products Series Fund, Inc.
       Premier Growth Portfolio (Class A)                          1.00%                   0.05%                      1.05%
       AllianceBernstein Real Estate
          Investment Portfolio (formerly, Real
          Estate Investment Portfolio) (Class A) (1)               0.18%                   0.77%                      0.95%
------------------------------------------------------------------------------------------------------------------------------------


Met Investors Series Trust (Class A) (2)
       J.P. Morgan Quality Bond Portfolio                          0.43%                   0.17%                      0.60%
       J.P. Morgan Small Cap Stock Portfolio                       0.85%                   0.17%                      1.02%
       J.P. Morgan Enhanced Index Portfolio                        0.56%                   0.09%                      0.65%
       J.P. Morgan Select Equity Portfolio                         0.61%                   0.07%                      0.68%
       J.P. Morgan International Equity Portfolio                  0.69%                   0.36%                      1.05%
       Lord Abbett Bond Debenture Portfolio                        0.60%                   0.10%                      0.70%
       Lord Abbett Mid-Cap Value Portfolio                         0.64%                   0.26%                      0.90%
       Lord Abbett Growth and Income Portfolio                     0.59%                   0.05%                      0.64%
       Lord Abbett Developing Growth Portfolio                     0.61%                   0.34%                      0.95%
------------------------------------------------------------------------------------------------------------------------------------


Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
       Franklin Small Cap Fund (3)                                 0.49%                   0.28%                      0.77%
       Mutual Shares Securities Fund                               0.60%                   0.20%                      0.80%
       Templeton Developing Markets Securities Fund                1.25%                   0.31%                      1.56%
       Templeton International Securities Fund                     0.67%                   0.20%                      0.87%
------------------------------------------------------------------------------------------------------------------------------------


General American Capital Company
       Money Market Fund                                          0.125%                   0.08%                     0.205%
------------------------------------------------------------------------------------------------------------------------------------


Goldman Sachs Variable Insurance Trust ("VIT") (4)
       Goldman Sachs VIT Growth and Income Fund                    0.75%                   0.25%                      1.00%
       Goldman Sachs VIT Internet Tollkeeper FundSM                1.00%                   0.25%                      1.25%
       Goldman Sachs VIT Global Income Fund                        0.90%                   0.25%                      1.15%
       Goldman Sachs VIT International Equity Fund                 1.00%                   0.35%                      1.35%
------------------------------------------------------------------------------------------------------------------------------------




Investment Fund Expenses (continued)

                                                                                                               Total Annual
                                                                                                                 Fund Expenses
                                                                                                                (after expense
                                                            Management Fees         Other Fund Expenses      reimbursement and/or
                                                           (after fee waiver       (after reimbursement         fee waiver for
Investment Funds                                        for certain Portfolios)   for certain Portfolios)     certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series)
       Scudder Government Securities Portfolio                     0.55%                   0.05%                      0.60%
       Scudder Small Cap Growth Portfolio                          0.65%                   0.07%                      0.72%
       Scudder Small Cap Value Portfolio (5)                       0.75%                   0.06%                      0.81%
------------------------------------------------------------------------------------------------------------------------------------


Liberty Variable Investment Trust
       Newport Tiger Fund, Variable Series (Class A)               0.90%                   0.25%                      1.15%
------------------------------------------------------------------------------------------------------------------------------------


MFS(R)Variable Insurance TrustSM (Initial Class) (6)
       MFS Emerging Growth Series                                  0.75%                   0.10%                      0.85%
       MFS Global Governments Series (7)                          0.75%                    0.16%                      0.91%
       MFS Investors Trust Series                                  0.75%                   0.12%                      0.87%
       MFS High Income Series (7)                                  0.75%                   0.16%                      0.91%
       MFS New Discovery Series (7)                                0.90%                   0.16%                      1.06%
       MFS Research Series                                         0.75%                   0.10%                      0.85%
------------------------------------------------------------------------------------------------------------------------------------


Oppenheimer Variable Account Funds
       Oppenheimer Bond Fund/VA                                    0.72%                   0.04%                      0.76%
       Oppenheimer Capital Appreciation Fund/VA                    0.64%                   0.03%                      0.67%
       Oppenheimer High Income Fund/VA                             0.74%                   0.05%                      0.79%
       Oppenheimer Main Street Growth
          & Income Fund/VA                                         0.70%                   0.03%                      0.73%
       Oppenheimer Strategic Bond Fund/VA                          0.74%                   0.05%                      0.79%
------------------------------------------------------------------------------------------------------------------------------------


Putnam Variable Trust
       Putnam VT Growth and Income Fund -
          Class IA Shares                                          0.46%                   0.04%                      0.50%
       Putnam VT International Growth Fund -
          Class IA Shares                                          0.76%                   0.18%                      0.94%
       Putnam VT International New Opportunities Fund -
          Class IA Shares                                          1.00%                   0.21%                      1.21%
       Putnam VT New Value Fund - Class IA Shares                  0.70%                   0.09%                      0.79%
       Putnam VT Vista Fund - Class IA Shares                      0.60%                   0.07%                      0.67%
------------------------------------------------------------------------------------------------------------------------------------




Investment Fund Expenses (continued)

(1) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class A) are estimated net of contractual fee waivers. Expenses have been capped at .95% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.67%.

(2) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, and 1.05% for the J.P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 0.71% for the J.P. Morgan Quality Bond Portfolio, 1.13% for the J.P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio, and 1.09% for the Lord Abbett Developing Growth Portfolio.

(3) Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been .81%.

(4) The investment advisers to the Goldman Sachs VIT Growth and Income, Internet Tollkeeper, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.25%, 0.35% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively.
     The Fund's expenses shown in the fee table are based on actual expenses for the fiscal year ending December 31, 2000.

(5) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.

(6) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that the series' "Other Expenses" do not exceed 0.15% of the average daily net assets of the series during the current fiscal year with respect to the MFS New Discovery Series, MFS Global Governments Series and MFS High Income Series. These contractual arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the Series. Absent expense reimbursement for the series, the Total Annual Portfolio Expenses for the year ended December 31, 2000 were 1.09% for the MFS New Discovery Series, 1.07% for the MFS Global Governments Series and .99% with respect to the MFS High Income Series.

o Deductions for surrenders, partial withdrawals and transfers.



Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years, we will keep part of the Cash Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the 10th Policy year there is no charge. A Surrender Charge will apply to any decrease in Face Amount.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month. If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is currently equal to $25.



5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o    the death benefit option in effect at the time of the Insured's death; and

o    under some circumstances the Cash Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Cash Value of your Policy on the date of the Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Cash Value of your Policy, or the Cash Value of your Policy multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Cash Value multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the Insured's Attained Age 100, the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also change the Face Amount under certain circumstances.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.



6. TAXES

Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.



7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of the Insured and we will pay you the Cash Surrender Value of your Policy. At any time during the Insured's lifetime and before the Policy has terminated, you may withdraw a part of your Cash Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Cash Value of your Policy.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid, or whatever amount is required in your state). Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Cash Value and any subsequent premiums as you requested.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate. Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of the Insured.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the Money Market Fund to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o    you  can  arrange  to  automatically   readjust  your  Cash  Value  between
     Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.



9. INQUIRIES

If you need more information about purchasing a Policy or if you need Policyowner service (such as changes in Policy information, inquiry into Policy values, or to make a loan), please contact us at our Service Office:

   MetLife Investors Insurance Company
   P.O. Box 66757
   St. Louis, MO 63166-6757
   (877) 357-4419

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insured. It has a Cash Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance Policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Cash Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year and, if surrender charges and any Partial Withdrawal Fee are insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When the Insured dies, the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal.



2.   PURCHASES


Application for a Policy

In order to purchase a Policy, you must submit an application to us that requests information about the proposed Insured. In some cases, we will ask for additional information. We may request that the proposed Insured provide us with medical records, a physician's statement or possibly require other medical tests.


Premiums

Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse.


Unscheduled Premiums

You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If MetLife Investors receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then MetLife Investors reserves the right to:

o    refuse that premium payment; or

o    require additional evidence of insurability before it accepts the premium.


Lapse and Grace Period

During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insured within 5 years of the Issue Date, or if there is an addition or deletion of a rider. Lapse will occur if:

o the Cash Surrender Value is not sufficient to cover the monthly deduction (except for reasons stated above);

o the sum of all the premiums you paid into the Policy (reduced by any partial withdrawal or any outstanding loan balance) is less than the No Lapse Monthly Premium; and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you by mail of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Cash Value. If your Policy was issued in Florida, the grace period provisions may differ. Please refer to your Policy. If the Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.


Reinstatement

If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that the Insured is still insurable at the risk class that applies for the latest Face Amount portion then in effect;

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The  reinstatement  date is the  date on or  following  the day we  approve  the
application   for   reinstatement.   The  Cash  Value  of  your  Policy  on  the
reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Policy may not be reinstated if it has been surrendered or if the Insured dies before the reinstatement date. There will be a full monthly deduction for the Policy month which includes the reinstatement date.


Allocation of Premium

When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial premium to the Money Market Fund. Once the free look period expires, the Cash Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers. This allocation is not subject to the transfer fee provision. However, we reserve the right to limit the number of selections that you may invest in at any one time.


Cash Value of Your Policy

The Cash Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.


Method of Determining Cash Value of an Investment Fund

The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Cash Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Cash Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Cash Value in an Investment Fund will equal:

(1) The Cash Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a Pro-Rata Surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or Pro-Rata Surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.


Net Investment Factor

The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. It will not exceed the amounts shown in the following table:


        Policy       Percentage of            Effective
        Years        Avg. Net Assets          Annual Rate
       ---------     --------------------    ----------------
        1-10               0.0015027               0.55%
        11-20              0.0012301               0.45%
        21+                0.0009572               0.35%

     divided by

(6)  The value of the assets at the end of the preceding Valuation Period.


Our Right to Reject or Return a Premium Payment

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.



3.   INVESTMENT FUNDS

There are currently 43 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of eleven open-end, diversified management investment companies: (1) AIM Variable Insurance Funds, (2) Alliance Variable Products Series Fund, Inc., (3) Franklin Templeton Variable Insurance Products Trust, (4) General American Capital Company, (5) Goldman Sachs Variable Insurance Trust, (6) Liberty Variable Investment Trust, (7) Met Investors Series Trust, (8) MFS Variable Insurance Trust, (9) Oppenheimer Variable Account Funds, (10) Putnam Variable Trust and
(11) Scudder Variable Series II (formerly, Kemper Variable Series).

You can only invest in up to 15 of the Investment Funds and the General Account at any one time.

Purchasers should read this prospectus carefully before investing. Copies of the prospectuses for the Investment Funds will accompany or precede the delivery of your Policy. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Service Office, P.O. Box 66757, St. Louis, MO, 63166-6757, (877) 357-4419. Certain portfolios contained in the Fund prospectuses may not be available with your Policy. (See Appendix B which contains a summary of investment objectives and strategies for each Investment Fund.)

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following is a list of the Investment Funds and investment managers available under the Policy:


AIM VARIABLE INSURANCE FUNDS

   Advisor: A I M Advisors, Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

   Advisor: Alliance Capital Management L.P.
   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)
      (formerly, Real Estate Investment Portfolio)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES

   Advisor: Franklin Advisers, Inc.
   Franklin Small Cap Fund

   Advisor: Franklin Mutual Advisers, LLC
   Mutual Shares Securities Fund

   Advisor: Templeton Asset Management Ltd.
   Templeton Developing Markets Securities Fund

   Advisor: Templeton Investment Counsel, LLC
   Templeton International Securities Fund


GENERAL AMERICAN CAPITAL COMPANY

   Advisor: Conning Asset Management Company
   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

   Advisor: Goldman Sachs Asset Management, a unit of the Investment
        Management Division of Goldman, Sachs & Co.
   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT Internet Tollkeeper FundSM

   Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

   Advisor: Goldman Sachs Asset Management International
   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT International Equity Fund


LIBERTY VARIABLE INVESTMENT TRUST

   Advisor: Liberty Advisory Services Corp.
   Sub-Advisor: Newport Fund Management, Inc.
   Newport Tiger Fund, Variable Series (Class A)


MET INVESTORS SERIES TRUST

   Advisor: Met Investors Advisory Corp.

   Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust).

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio


MFS(R)VARIABLE INSURANCE TRUSTSM

   Advisor: Massachusetts Financial Services Company
   MFS Emerging Growth Series
   MFS Investors Trust Series (prior to May 1, 2001,
      MFS Growth With Income Series)
   MFS High Income Series
   MFS New Discovery Series
   MFS Research Series
   MFS Global Governments Series


OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Advisor: OppenheimerFunds, Inc.
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA


PUTNAM VARIABLE TRUST

   Advisor: Putnam Investment Management, LLC
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)

   Advisor: Zurich Scudder Investments, Inc.
   Scudder Government Securities Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
Investment   Funds'   advisers,   distributors   and/or   affiliates   for   the
administrative services which we provide to the Funds.


Substitution and Limitations on Further Investments

We may substitute one or more of the Investment Funds you have selected with another Investment Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of our intention to do this.


Transfers

At your request, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

You cannot make a transfer out of our General Account in the first Policy year. The maximum amount you can transfer from the General Account in any Policy year after the 1st is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year; or

(b) the previous Policy year's General Account maximum withdrawal amount not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and is disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.


Dollar Cost Averaging

Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the Money Market Fund to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the Money Market Fund is completely depleted; or

2)   you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.


Portfolio Rebalancing

Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Cash Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Cash Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.


Approved Asset Allocation Programs

We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transaction charges.



4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:


Tax Charges

There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. The premium tax charge is currently 2.10% of premium payments. If the tax rates change, we may change the amount of the deduction to cover the new rate.


Sales Charge

A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Year 1:       15% of premium up to
                        Target Premium; 5% of
                        premium above Target Premium
   Policy Years 2-10:   5% of all premium paid
   Policy Years 11+:    2% of all premium paid

For Policies issued in the state of Oregon, the amounts shown above are increased by 2%. The guaranteed sales charge varies for Policies issued in Texas. As of the date of this prospectus, the current sales charge for Texas Policies is the same as shown above.

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.


Selection and Issue Expense Charge

During the first ten Policy years, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured. For Policies issued in Texas, the guaranteed selection and issue expense charge is level for the life of the Policy to ensure compliance with the Texas non-forfeiture laws.


Monthly Policy Charge

We deduct a monthly Policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.

For policies issued in Texas, the selection and issue expense charge and Monthly Policy Charge together cannot exceed $10 per month after the Insured attains age 100.


Monthly Cost of Insurance Charge

This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured and the fact that the death benefit is not payable until the death of the Insured. Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex policies) sex of the Insured at issue. The monthly cost of insurance rates generally increase as the Insured's Attained Age increases.

The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. If the death benefit equals a percentage of Cash Value, an increase in Cash Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.

We currently place the Insured into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans; and 1980 CSO Tables NA and SA for unisex policies issued in compliance with Montana law). All Policies are based on the Attained Age of the Insured. Higher rates apply if the Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2)  the Cash Value at the beginning of the Policy month.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.


Charges for Additional Benefit Riders

The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.


Mortality and Expense Risk Charge

We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:

                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%              0.55%
      11-20             .0012301%              0.45%
      21+               .0009572%              0.35%

This deduction is guaranteed not to increase while the Policy is in force. This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.


Surrender Charge

For up to 10 years after the Issue Date, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The surrender charge percentage is shown in the following table.


  If surrender or lapse           The percentage of
  occurs in the last              the annual Target
  month of Policy year:           Premium payable is:
 ------------------------------  ----------------------------
          1 through 5                         45%
               6                              40%
               7                              30%
               8                              20%
               9                              10%
         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

In addition, the percentages are reduced equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal by the Cash Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction.


Transaction Charges

There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year.

We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.


Investment Fund Expenses

The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Fund and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Cash Value of your Policy on the date of death and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Cash Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Insureds Less than Age 100" shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o    the Face Amount plus the Cash Value of your Policy on the date of death; or

o the Cash Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Insureds Less than Age 100" shown below.

Applicable Percentage of Cash Value Table
For Insureds Less Than Age 100

    Insured                      Policy Cash Value
    Person's Age                 Multiple Percentage
   ----------------             -------------------------
      40 or under                           250%
          45                                215%
          50                               185%
          55                                150%
          60                               130%
          65                               120%
          70                               115%
       78 to 90                            105%
       95 to 99                            101%

For ages that are not shown in this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Cash Value of your Policy on the date of the Insured's death multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100, then the Death Benefit will be 101% of the Policy's Cash Value unless the state where your Policy was issued provides otherwise.

Change of Death Benefit

If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed unless your Policy was issued in Florida. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Cash Value on the Effective Date of the change. Satisfactory evidence of insurability must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

A change in death benefit option may have Federal income tax consequences.


Change in Face Amount

Subject to certain limitations set forth below, you may decrease or increase the Face Amount of a Policy once each Policy year after the first Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A reduction in the Face Amount of a Policy may have Federal income tax consequences.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of the requested change must be at least $5,000 ($2,000 for Policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Cash Value may be returned to you (at your election), to the extent necessary to meet these requirements. If you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective.



6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


Life Insurance in General

Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply.


Taking Money Out of Your Policy

You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Federal Tax Status" in Part II for more details.


Diversification

The Code provides that the underlying investments for a variable life insurance policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Funds are being managed so as to comply with such requirements.

Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Investment Funds. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds Owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the Investment Funds. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY


Policy Loans

We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o    the Cash Value of the Policy on the date the loan request is received; less

o    interest to the next loan interest due date; less

o    anticipated monthly deductions to the next loan interest due date; less

o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

Policy loan interest is payable on each Policy anniversary. The minimum amount that you can borrow is $500 (in some states this amount may be less). The loan may be completely or partially repaid at any time while the Insured is living. When a Policy loan is made, we will deduct Cash Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Cash Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Cash Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Cash Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Cash Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Cash Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences. (See "Federal Tax Status".)

Interest credited to the Cash Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction. Policy loans may have Federal income tax consequences. (See "Federal Tax Status".)

Loan Interest Charged

The borrowing rate we charge for Policy loan interest will be based on the following schedule:


       For Loans                            Annual
       Outstanding During                   Interest Rate
      ---------------------------          -----------------
       Policy Years 1-10                       4.50%
       Policy Years 11-20                      4.25%
       Policy Years 21+                        4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. If you do not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and you will be charged interest at the same rate as the rest of the Indebtedness.


Security

The Policy will be the only security for the loan.


Repaying Policy Debt

You may repay the loan at any time prior to the death of the Insured and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Cash Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness.


Partial Withdrawals

After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

(1)  $500 from an Investment Fund or the General Account; or

(2)  the Policy's Cash Value in an Investment Fund.

For Policies issued in Idaho, there are no minimum amount requirements for partial withdrawals from the General Account.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund is the Policy's Cash Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year, multiplied by the withdrawal percentage limit shown in the Policy; or

(2)  the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for a partial withdrawal is received. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Cash Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value.

The death benefit will be affected by a partial withdrawal, unless death benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Cash Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.


Pro-Rata Surrender

After the first Policy year, you can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Cash Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Cash Value on the Monthly Anniversary on or following our receipt of the request.

You may allocate the amount of decrease in Cash Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Cash Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Cash Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.


Full Surrenders

To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences.



8.   OTHER INFORMATION


MetLife Investors

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York, and Vermont.


Distribution

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660 acts as the distributor of the Policies. MetLife Investors Distribution Company is our affiliate. Prior to May 1, 2001, MetLife Investors Sales Company (formerly, Cova Life Sales Company) was the distributor of the Policies.

Commissions will be paid to broker-dealers who sell the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of Target Premium and 4.0% of excess premiums paid in Policy year 1. In renewal years, the commissions will equal up to 5.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. In addition, broker-dealers will receive annually, asset-based compensation equal up to .25% of Cash Value for all Policy years beginning the 13th month. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commission.


The Separate Account

We established a separate account, MetLife Investors Variable Life Account One (formerly, Cova Variable Life Account One) (Separate Account), to hold the assets that underlie the Policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.


Suspension of Payments or Transfers

We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)   trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months.


Ownership

Owner. The Insured is the Owner of the Policy unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary. Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.


Adjustment of Charges

The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.



PART II


Executive Officers and Directors

Our directors and executive officers and their principal occupations for the past 5 years are as follows:

Name of
Principal
Officers              Principal Occupations During the Past Five Years

James A.
Shepherdson III       Chairman of the Board and a Director of MetLife
                      Investors Insurance Company (MetLife Investors), MetLife
                      Investors Insurance Company of California (MetLife
                      Investors of California) and First MetLife Investors
                      Insurance Company (First MetLife Investors) since June,
                      2000; Co-Chief Executive Officer, MetLife Security First
                      Group, Inc. - April, 2000 to present; Co-Chief Executive
                      Officer, Equitable Distributors, Inc. - April, 1996 to
                      April, 2000; Chief Operating Officer, McGuinness Companies
                      and Chief Operating Officer, Endeavor Group - September,
                      1978 to March 1996.
Gregory P.
Brakovich             Director of MetLife Investors, MetLife Investors of
                      California and First MetLife Investors since June, 2000;
                      Co-Chief Executive Officer, MetLife Security First Group,
                      Inc. - April, 2000 to present; Co-Chief Executive Officer,
                      Equitable Distributors Inc. - March, 1996 to April, 2000;
                      Consultant/Managing Director, Bankers Trust Co. - June,
                      1992 to March 1996.

Amy W. Hester         Controller and Director of MetLife Investors,
                      MetLife Investors of California and First MetLife
                      Investors, Vice President and Controller of Cova Life
                      Management Company (CLMC) since May, 1996; prior thereto,
                      Finance Director, YMCA of Catawba Valley, Conover, North
                      Carolina from July, 1995 to February, 1996.
Constance A.
Doern****             Vice President of MetLife Investors and MetLife Investors
                      of California - 1997 to present, prior thereto Assistant
                      Vice President from 1990 to 1996; Vice President of First
                      MetLife Investors - 1997 to present, prior thereto
                      Assistant Vice President from 1993 to 1996; Vice President of J&H/KVI - 1989 to 1998; Vice President of MetLife
                      Annuity Operations (formerly, Cova Life Administration
                      Services Company) - 1998 to present.

Patricia E. Gubbe*    Vice President of MetLife Investors and MetLife
                      Investors of California - 1989 to present; Vice President of First MetLife Investors - 1992 to present; First Vice
                      President of CLMC - 1996 to present, prior thereto Vice
                      President from 1989 to 1996; President and Chief
                      Compliance Officer of MetLife Investors Sales Company
                      (formerly, Cova Life Sales Company (CLSC) from February,
                      1999 to May, 2001; Vice President and Chief Compliance
                      Officer of CLSC - 1989 to January, 1999.

J. Robert Hopson*     Vice President, Chief Actuary and Director
                      of MetLife Investors and MetLife Investors of California -
                      1991 to present; Vice President, Chief Actuary and
                      Director of First MetLife Investors - 1992 to present;
                      Senior Vice President, Chief Actuary and Director of CLMC
                      - 1996 to present, prior thereto Vice President and Director from 1993 to 1996 and Vice President from 1991 to
                      1993.

James W. Koeger**     Assistant Treasurer of MetLife Investors.

Lisa O.
Kirchner****          Vice President of MetLife Investors - 1997 to present,
                      prior thereto Assistant Vice President from 1990 to 1996;
                      Vice President of MetLife Investors of California - 1997
                      to present, prior thereto Assistant Vice President from
                      1988 to 1996; Vice President of First MetLife Investors -
                      1997 to present, prior thereto Assistant Vice President
                      from 1993 to 1996; Vice President of J&H/KVI - 1985 to
                      1998; Vice President of MetLife Annuity Operations - 1998
                      to present.
Matthew P.
McCauley**            Assistant Secretary and Director of MetLife Investors,
                      MetLife Investors of California and First MetLife
                      Investors - June, 1995 to present; Associate General
                      Counsel and Vice President of General American - 1973 to present; also, Director, Vice President, General Counsel and Secretary for several other General American subsidiaries, including Equity Intermediary Company,
                      Red Oak Realty Company, and White Oak Royalty Company,
                      General American Holding Company and Paragon Life
                      Insurance Company. General Counsel and Secretary,
                      Reinsurance Group of America, Incorporated. Director and
                      Secretary, General American Capital Company. General
                      Counsel and Secretary, Conning Corporation. General
                      Counsel, Conning Asset Management Company. Director of
                      RGA Reinsurance Company and Walnut Street Securities, Inc.
                      Secretary to the Walnut Street Funds, Inc.

Shari Ruecker*        First Vice President of MetLife Investors,
                      MetLife Investors of California and CLMC since 1996;
                      Director of MetLife Investors and MetLife Investors of
                      California since January, 2001.

John W. Schaus*       Vice President of MetLife Investors and MetLife
                      Investors of California - 1988 to present; First Vice
                      President of CLMC from January, 1999 to present; prior
                      thereto, Vice President of CLMC - 1989 to 1998.
Bernard J.
Spaulding*            Senior Vice President and General Counsel of MetLife
                      Investors, MetLife Investors of California, First MetLife
                      Investors and CLMC since March, 1999; Director of MetLife
                      Investors, MetLife Investors of California and First
                      MetLife Investors since June, 2000; Secretary of MetLife
                      Investors, MetLife Investors of California, First MetLife
                      Investors and CLMC since July, 1999.
Patricia M.
Wersching**           Assistant Treasurer of MetLife Investors.

* Business Address: MetLife Investors, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181

**   Business  Address:  General American,  700 S. Market Street,  St. Louis, MO
     63101

*** Business Address: General American, 13045 Tesson Ferry Road, St. Louis, MO 63128

**** Business Address:  MetLife Annuity Operations,  4700 Westown Parkway, Bldg.
     4, Suite 200, West Des Moines, IA 50266


Voting

In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The Funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting  interests of the Owner in the Funds will be  determined  as follows:
Owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.


Disregard of Voting Instructions

We may, when required to do so by state insurance authorities, vote shares of the Funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.


Legal Opinions

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


Our Right to Contest

We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Insured's lifetime for two years. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Indebtedness and less any surrenders. Depending on the state where your Policy was issued, additional provisions regarding suicide may apply. Please refer to your Policy. We also have the right to adjust any benefits under the Policy if the answers in the application regarding the use of tobacco are not correct.


Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more than twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an  accelerated  death benefit  amount may  adversely  affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy anniversary without reducing the Face Amount. A contingent deferred sales charge will still apply.

Guaranteed Survivor Purchase Option (GSPO-Plus) -- This rider grants the Policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the Face Amount or 101% of the Cash Value.

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Cash Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Cash Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.

Split Policy Option Rider -- This rider allows the Policy to be split into two separate policies in the event there are changes in the Federal Estate Tax Law resulting in the removal of the unlimited marital deductions or reduction of at least 50% in the level of estate taxes payable on the death of the last Insured. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.


Federal Tax Status

NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  Regulations  (Treas.  Reg.
Section  1.817-5),  which  established  diversification   requirements  for  the
investment funds underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70% of the value of the total assets of the fund is represented by any two investments;
(iii) no more than 80% of the value of the total assets of the fund is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

Tax Treatment of Loans And Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a MEC, will be treated as Indebtedness of the Owner and not a distribution. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the Indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.


Reports to Owners

Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.


Legal Proceedings

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


Experts

The consolidated financial statements of the Company as of December 31, 2000 and for the year then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this prospectus have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of operations and statement of changes in net assets of the Separate Account for the year ended December 31, 1999 and the period ended 1998 included in this prospectus have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.


Financial Statements

Financial statements of the Separate Account and the consolidated financial statements of the Company are provided below.



INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
Cova Financial Services Life Insurance Company
Contract Owners of Cova Variable Life Account One


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising Cova Variable Life Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of Cova Variable Life Account One of Cova Financial Services Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



      The Contract Owners of Cova Variable
        Life Account One, Board of Directors
        and Shareholder of Cova Financial
        Services Life Insurance Company:


      We have audited the accompanying statements of operations and changes in net assets of each of the sub-accounts comprising Cova Variable Life Account One of Cova Financial Services Life Insurance Company (the Separate Account) for the year ended December 31, 1999 and the period ended December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the sub-accounts of Cova Variable Life Account One of Cova Financial Services Life Insurance Company for the year ended December 31, 1999, and the period ended December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.


      /s/ KPMG LLP


      Chicago, Illinois
      March 20, 2000

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                       83,343 shares              $ 2,234,970
        Bond Debenture Portfolio                                      29,702 shares                  348,908
        Developing Growth Portfolio                                   40,925 shares                  468,294
        Large Cap Research Portfolio                                  42,153 shares                  647,121
        Mid-Cap Value Portfolio                                       28,825 shares                  487,777
        Quality Bond Portfolio                                        15,641 shares                  174,988
        Small Cap Stock Portfolio                                     19,638 shares                  291,117
        Large Cap Stock Portfolio                                     64,773 shares                1,085,505
        Select Equity Portfolio                                       64,200 shares                  901,071
        International Equity Portfolio                                16,074 shares                  202,674
      General American Capital Company (GACC):
        Money Market Fund                                             33,667 shares                  725,804
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                            6 shares                       90
        Aggressive Equity Fund                                             8 shares                       95
        Non-U.S. Fund                                                      8 shares                       90
        Core Bond Fund                                                    11 shares                      108
        Real Estate Securities Fund                                       11 shares                      117
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                            5,163 shares                  140,995
        AIM V.I. Capital Appreciation Fund                             9,127 shares                  281,489
        AIM V.I. International Equity Fund                               567 shares                   11,415
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                         970 shares                   31,093
        Real Estate Investment Portfolio                               1,275 shares                   13,703
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                            1,008 shares                    2,207
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Goldman Sachs Growth and Income Fund                             433 shares                    4,479
        Goldman Sachs International Equity Fund                            7 shares                       88
        Goldman Sachs Global Income Fund                                 951 shares                    9,276
        Goldman Sachs Internet Tollkeeper Fund                            10 shares                       66
      Kemper Variable Series (Kemper):
        Kemper Small Cap Growth Portfolio                              3,722 shares                    8,055
        Kemper Small Cap Value Portfolio                               2,154 shares                    2,419
        Kemper Government Securities Portfolio                            91 shares                      109
      MFS Variable Insurance Trust (MFS):
        MFS Research Series                                              518 shares                   10,766
        MFS Growth with Income Series                                    792 shares                   16,637
        MFS Emerging Growth Series                                        89 shares                    2,552
        MFS High Income Series                                           230 shares                    2,264
        MFS Global Governments Series                                     11 shares                      106
        MFS New Discovery Series                                           5 shares                       86
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                              3 shares                      143
        Oppenheimer Main Street Growth & Income Fund                      14 shares                      296
        Oppenheimer High Income Fund                                      11 shares                       98


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets, continued:
    Investments, continued:
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Bond Fund                                     1,013 shares                                $ 11,395
        Oppenheimer Strategic Bond Fund                              22 shares                                     102
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                          1,092 shares                                  28,241
        Putnam VT New Value Fund                                      9 shares                                     120
        Putnam VT Vista Fund                                        802 shares                                  15,761
        Putnam VT International Growth Fund                         380 shares                                   6,741
        Putnam VT International New Opportunities Fund              930 shares                                  12,755
      Franklin Templeton Variable Insurance Products Trust
           (Templeton):
        Templeton Global Income Securities Fund                   4,153 shares                                  47,889
        Franklin Small Cap Fund                                   3,766 shares                                  80,021
        Templeton Growth Securities Fund                            534 shares                                   7,348
        Templeton International Securities Fund                   2,920 shares                                  54,834
        Templeton Developing Markets Securities Fund              1,762 shares                                   9,252
        Mutual Shares Securities Fund                               618 shares                                   8,797
        Franklin Large Cap Growth Securities Fund                 3,422 shares                                  71,955
                                                                                                        ---------------
           Total assets                                                                                    $ 8,462,282
                                                                                                        ===============




Sub-account liabilities:
    Cova Lord Abbett Growth and Income                                                                             $ 9
    Cova Bond Debenture                                                                                              3
    Cova Developing Growth                                                                                          60
    Cova Large Cap Research                                                                                         10
    Cova Mid-Cap Value                                                                                              71
    Cova Quality Bond                                                                                               29
    Cova Large Cap Stock                                                                                            27
    Cova Select Equity                                                                                               1
    Cova International Equity                                                                                        1
    GACC Money Market                                                                                           75,110
    AIM V.I. Value                                                                                                  34
    AIM V.I. Capital Appreciation                                                                                   11
    AIM V.I. International Equity                                                                                    7
    Alliance Premier Growth                                                                                         82
    Alliance Real Estate Investment                                                                                 38
    Liberty Newport Tiger Fund, Variable                                                                             7
    Goldman Sachs Growth and Income                                                                                 14
    Goldman Sachs Global Income                                                                                     24
    Goldman Sachs Internet Tollkeeper                                                                                1
    Kemper Small Cap Growth                                                                                         23
    Kemper Small Cap Value                                                                                           8
    MFS Research                                                                                                    29
    MFS Growth with Income                                                                                          48
    MFS Emerging Growth                                                                                              6
    MFS High Income                                                                                                  8


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account liabilities, continued:
    MFS Global Governments                                                                               $ 1
    Oppenheimer Capital Appreciation                                                                       1
    Oppenheimer High Income                                                                                1
    Oppenheimer Bond                                                                                      32
    Putnam VT Growth and Income                                                                           71
    Putnam VT Vista                                                                                       41
    Putnam VT International Growth                                                                        16
    Putnam VT International New Opportunities                                                             36
    Franklin Small Cap Investments                                                                         1
    Templeton International Securities                                                                    53
    Templeton Developing Markets Securities                                                               24
    Templeton Mutual Shares Investments                                                                   21
                                                                                              ---------------
           Total liabilities                                                                        $ 75,959
                                                                                              ===============




Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                           $ 2,234,961
    Cova Bond Debenture                                                                              348,905
    Cova Developing Growth                                                                           468,234
    Cova Large Cap Research                                                                          647,111
    Cova Mid-Cap Value                                                                               487,706
    Cova Quality Bond                                                                                174,959
    Cova Small Cap Stock                                                                             291,117
    Cova Large Cap Stock                                                                           1,085,478
    Cova Select Equity                                                                               901,070
    Cova International Equity                                                                        202,673
    GACC Money Market                                                                                650,694
    Russell Multi-Style Equity                                                                            90
    Russell Aggressive Equity                                                                             95
    Russell Non-U.S.                                                                                      90
    Russell Core Bond                                                                                    108
    Russell Real Estate Securities                                                                       117
    AIM V.I. Value                                                                                   140,961
    AIM V.I. Capital Appreciation                                                                    281,478
    AIM V.I. International Equity                                                                     11,408
    Alliance Premier Growth                                                                           31,011
    Alliance Real Estate Investment                                                                   13,665
    Liberty Newport Tiger Fund, Variable                                                               2,200
    Goldman Sachs Growth and Income                                                                    4,465
    Goldman Sachs International Equity                                                                    88
    Goldman Sachs Global Income                                                                        9,252
    Goldman Sachs Internet Tollkeeper                                                                     65
    Kemper Small Cap Growth                                                                            8,032
    Kemper Small Cap Value                                                                             2,411
    Kemper Government Securities                                                                         109
    MFS Research                                                                                      10,737
    MFS Growth with Income                                                                            16,589


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account net assets, continued:
    MFS Emerging Growth                                                     $ 2,546
    MFS High Income                                                           2,256
    MFS Global Governments                                                      105
    MFS New Discovery                                                            86
    Oppenheimer Capital Appreciation                                            142
    Oppenheimer Main Street Growth & Income                                     296
    Oppenheimer High Income                                                      97
    Oppenheimer Bond                                                         11,363
    Oppenheimer Strategic Bond                                                  102
    Putnam VT Growth and Income                                              28,170
    Putnam VT New Value                                                         120
    Putnam VT Vista                                                          15,720
    Putnam VT International Growth                                            6,725
    Putnam VT International New Opportunities                                12,719
    Templeton Global Income Securities                                       47,889
    Franklin Small Cap                                                       80,020
    Templeton Growth Securities                                               7,348
    Templeton International Securities                                       54,781
    Templeton Developing Markets Securities                                   9,228
    Templeton Mutual Shares Securities                                        8,776
    Franklin Large Cap Growth Securities                                     71,955
                                                                     ---------------
           Total net assets                                             $ 8,386,323
                                                                     ===============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                              Lord Abbett
                                               Growth                                 Large                                 Small
                                                 and         Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                               Income      Debenture    Growth      Research       Value       Bond         Stock
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------


Income:
   Dividends                               $     20,203       21,569           -        1,151        1,006       6,181            3
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------

Expense:
   Mortality and expense risk                         9            3          60           10           71          29            -
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------
       Net investment income (loss)              20,194       21,566         (60)       1,141          935       6,152            3
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      13,887        2,196         924        7,983        4,228         (18)       2,988
   Realized gain distributions                   28,057            -      20,653       41,359        2,130           -       11,158
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------
       Net realized gain (loss)                  41,944        2,196      21,577       49,342        6,358         (18)      14,146
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------

Change in unrealized appreciation
   (depreciation)                               224,238      (21,061)   (100,318)      24,427      150,900       8,237      (46,606)
                                             -----------  ----------- -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets from operations            $    286,376        2,701     (78,801)      74,910      158,193      14,371      (32,457)
                                             ===========  =========== ===========  ===========  =========== ===========  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                              Cova                       GACC                  Russell
                                              --------------------------------------- -----------  ---------------------------------

                                                 Large                                              Multi-
                                                  Cap        Select     International    Money       Style    Aggressive
                                                 Stock       Equity        Equity       Market      Equity      Equity      Non-U.S.
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------


Income:
   Dividends                                $      5,976        4,626            936           -          -           -           -
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------

Expense:
   Mortality and expense risk                         27            1              1         110          -           -           -
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------
       Net investment income (loss)                5,949        4,625            935        (110)         -           -           -
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        5,232        2,603            533      44,135          -           -           -
   Realized gain distributions                    74,427       62,025         13,625      49,461          1           8           5
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------
       Net realized gain (loss)                   79,659       64,628         14,158      93,596          1           8           5
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------

Change in unrealized appreciation
   (depreciation)                               (215,741)    (126,809)       (52,012)    (42,978)       (11)        (13)        (15)
                                              -----------  -----------  ------------- -----------  --------- -----------  ----------

       Net increase (decrease) in net
         assets from operations             $   (130,133)     (57,556)       (36,919)     50,508        (10)         (5)        (10)
                                              ===========  ===========  ============= ===========  ========= ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                    Russell                         AIM                             Alliance
                                           ---------------------- ---------------------------------------  -------------------------

                                                         Real                     V.I.          V.I.                       Real
                                             Core       Estate       V.I.       Capital      International   Premier      Estate
                                             Bond      Securities   Value      Appreciation    Equity        Growth     Investment
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------


Income:
   Dividends                              $       4            4        179             -             21            -             4
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------

Expense:
   Mortality and expense risk                     -            -         34            11              7           82            38
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------
       Net investment income (loss)               4            4        145           (11)            14          (82)          (34)
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -        708           (40)           (40)        (160)           12
   Realized gain distributions                    -            -      6,222         7,507            531           35             -
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------
       Net realized gain (loss)                   -            -      6,930         7,467            491         (125)           12
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------

Change in unrealized appreciation
   (depreciation)                                 4           13    (33,235)      (59,150)        (2,276)      (7,489)          811
                                           ---------  ----------- ----------  ------------  -------------  ----------- -------------

       Net increase (decrease) in net
         assets from operations           $       8           17    (26,160)      (51,694)        (1,771)      (7,696)          789
                                           =========  =========== ==========  ============  =============  =========== =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                              Liberty                       Goldman Sachs                           Kemper
                                            ----------- -------------------------------------------------  ------------------------
                                              Newport
                                               Tiger      Growth                                              Small        Small
                                               Fund         and       International  Global     Internet       Cap          Cap
                                             Variable     Income        Equity       Income     Tollkeeper   Growth        Value
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------


Income:
   Dividends                              $         20          17              -        838           -            -            -
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------

Expense:
   Mortality and expense risk                        7          14              -         24           1           23            8
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------
       Net investment income (loss)                 13           3              -        814          (1)         (23)          (8)
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        (18)        (30)             -          6           -            3           11
   Realized gain distributions                       -           -              5          -           -            -            -
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------
       Net realized gain (loss)                    (18)        (30)             5          6           -            3           11
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                 (391)       (361)           (17)      (352)        (34)      (1,360)         152
                                            ----------- -----------  -------------  ---------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $       (396)       (388)           (12)       468         (35)      (1,380)         155
                                            =========== ===========  =============  =========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                               Kemper                                            MFS
                                            ------------  --------------------------------------------------------------------------

                                                                        Growth
                                             Government                  with       Emerging      High        Global         New
                                             Securities    Research     Income       Growth      Income     Governments    Discovery
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------


Income:
   Dividends                               $          -           -            -            -          -              -           -
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------

Expense:
   Mortality and expense risk                         -          29           48            6          8              1           -
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------
       Net investment income (loss)                   -         (29)         (48)          (6)        (8)            (1)          -
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           -           4           (2)         (22)       (13)             -           -
   Realized gain distributions                        -           -            -            -          -              -           -
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------
       Net realized gain (loss)                       -           4           (2)         (22)       (13)             -           -
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------

Change in unrealized appreciation
   (depreciation)                                     9        (975)        (147)        (519)      (165)             6         (14)
                                            ------------  ----------  -----------  -----------  ---------  -------------  ----------

       Net increase (decrease) in net
         assets from operations            $          9      (1,000)        (197)        (547)      (186)             5         (14)
                                            ============  ==========  ===========  ===========  =========  =============  ==========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                                      Oppenheimer                                  Putnam
                                             -----------------------------------------------------------  ------------------------
                                                            Main Street                                       VT
                                                             Growth                                         Growth         VT
                                               Capital          &          High                 Strategic     and          New
                                              Appreciation   Income       Income       Bond      Bond       Income        Value
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------


Income:
   Dividends                               $           -            -            -         -          -            -            -
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------

Expense:
   Mortality and expense risk                          1            -            1        32          -           71            -
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------
       Net investment income (loss)                   (1)           -           (1)      (32)         -          (71)           -
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                            -          (10)           -         4          -           53            -
   Realized gain distributions                         -            -            -         -          -            -            -
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------
       Net realized gain (loss)                        -          (10)           -         4          -           53            -
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                    (11)         (10)          (2)      519          2        2,354           20
                                             ------------  -----------  -----------  --------  ---------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $         (12)         (20)          (3)      491          2        2,336           20
                                             ============  ===========  ===========  ========  =========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                             Putnam                                    Templeton
                                             --------------------------------------  ----------------------------------------------
                                                                           VT
                                                             VT        International  Global     Franklin
                                                VT      International      New        Income      Small      Growth    International
                                               Vista       Growth     Opportunities  Securities    Cap      Securities  Securities
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------


Income:
   Dividends                               $        -             -              -      2,607         87          32            59
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------

Expense:
   Mortality and expense risk                      41            16             36          -          1           -            53
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------
       Net investment income (loss)               (41)          (16)           (36)     2,607         86          32             6
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        (1)           (3)           (23)       (46)        (3)        (13)          (11)
   Realized gain distributions                      -             -              -          -         62         623           383
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------
       Net realized gain (loss)                    (1)           (3)           (23)       (46)        59         610           372
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------

Change in unrealized appreciation
   (depreciation)                              (2,351)         (429)        (4,874)       162    (12,450)       (155)         (686)
                                             ---------  ------------  -------------  ---------  ---------  ----------  ------------

       Net increase (decrease) in net
         assets from operations            $   (2,393)         (448)        (4,933)     2,723    (12,305)        487          (308)
                                             =========  ============  =============  =========  =========  ==========  ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                             Templeton
                                             -----------------------------------------
                                                                            Franklin
                                               Developing      Mutual       Large Cap
                                                Markets        Shares        Growth
                                               Securities    Securities     Securities    Total
                                             -------------- -------------  ----------- -----------


Income:
   Dividends                                $            -             -          272      65,795
                                             -------------- -------------  ----------- -----------

Expense:
   Mortality and expense risk                           24            21            -         959
                                             -------------- -------------  ----------- -----------
       Net investment income (loss)                    (24)          (21)         272      64,836
                                             -------------- -------------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                            (10)            3            -      85,050
   Realized gain distributions                           -             -        3,836     322,113
                                             -------------- -------------  ----------- -----------
       Net realized gain (loss)                        (10)            3        3,836     407,163
                                             -------------- -------------  ----------- -----------

Change in unrealized appreciation
   (depreciation)                                   (1,747)          844       (3,459)   (325,525)
                                             -------------- -------------  ----------- -----------

       Net increase (decrease) in net
         assets from operations             $       (1,781)          826          649     146,474
                                             ============== =============  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                             Growth                                 Large                                 Small
                                               and         Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                             Income      Debenture    Growth      Research       Value       Bond         Stock
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $     20,194      21,566          (60)       1,141          935       6,152            3
     Net realized gain (loss)                  41,944       2,196       21,577       49,342        6,358         (18)      14,146
     Change in unrealized appreciation
       (depreciation)                         224,238     (21,061)    (100,318)      24,427      150,900       8,237      (46,606)

       Net increase (decrease) from        -----------  ----------  -----------  -----------  ----------- -----------  -----------
         operations                           286,376       2,701      (78,801)      74,910      158,193      14,371      (32,457)
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                  100         100          100          100          100         100          100
   Cova redemptions                                 -           -            -            -            -           -            -
   Payments received from contract
     owners                                         -           -           30            -           30           -            -
   Transfers between sub-accounts
     (including fixed account), net           332,569     (21,121)     209,856      239,640       96,370      77,387      118,023
   Transfers for contract benefits and
     terminations                             (61,624)    (44,069)      (8,693)     (68,566)      (8,583)     (2,725)      (6,998)

       Net increase (decrease) in net
         assets from contract              -----------  ----------  -----------  -----------  ----------- -----------  -----------
         transactions                         271,045     (65,090)     201,293      171,174       87,917      74,762      111,125
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                               557,421     (62,389)     122,492      246,084      246,110      89,133       78,668

Net assets at beginning of period           1,677,540     411,294      345,742      401,027      241,596      85,826      212,449
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
Net assets at end of period              $  2,234,961     348,905      468,234      647,111      487,706     174,959      291,117
                                           ===========  ==========  ===========  ===========  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            Cova                        GACC                    Russell
                                            ---------------------------------------  ----------  -----------------------------------

                                               Large                                               Multi-
                                                Cap        Select     International    Money        Style      Aggressive
                                               Stock       Equity        Equity        Market      Equity       Equity      Non-U.S.
                                            -----------  ----------  --------------  ----------  -----------  -----------  ---------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $      5,949       4,625             935        (110)           -            -          -
     Net realized gain (loss)                   79,659      64,628          14,158      93,596            1            8          5
     Change in unrealized appreciation
       (depreciation)                         (215,741)   (126,809)        (52,012)    (42,978)         (11)         (13)       (15)

       Net increase (decrease) from         -----------  ----------  --------------  ----------  -----------  -----------  ---------
         operations                           (130,133)    (57,556)        (36,919)     50,508          (10)          (5)       (10)
                                            -----------  ----------  --------------  ----------  -----------  -----------  ---------

Contract transactions:
   Cova payments                                   100         100             100           -          100          100        100
   Cova redemptions                                  -           -               -           -            -            -          -
   Payments received from contract
     owners                                          -           -               -   2,888,769            -            -          -
   Transfers between sub-accounts
     (including fixed account), net            428,860     150,894          99,116   (2,739,033)          -            -          -
   Transfers for contract benefits and
     terminations                              (77,311)    (62,222)         (7,068)    (40,257)           -            -          -

       Net increase (decrease) in net
         assets from contract               -----------  ----------  --------------  ----------  -----------  -----------  ---------
         transactions                          351,649      88,772          92,148     109,479          100          100        100
                                            -----------  ----------  --------------  ----------  -----------  -----------  ---------

       Net increase (decrease) in net
         assets                                221,516      31,216          55,229     159,987           90           95         90

Net assets at beginning of period              863,962     869,854         147,444     490,707            -            -          -
                                            -----------  ----------  --------------  ----------  -----------  -----------  ---------
Net assets at end of period               $  1,085,478     901,070         202,673     650,694           90           95         90
                                            ===========  ==========  ==============  ==========  ===========  ===========  =========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                   Russell                        AIM                             Alliance
                                           ---------------------  ---------------------------------------  ----------------------

                                                         Real                    V.I.           V.I.                      Real
                                             Core       Estate      V.I.        Capital      International  Premier      Estate
                                             Bond      Securities   Value     Appreciation     Equity        Growth     Investment
                                           ---------  ----------  ---------  -------------  -------------  ----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        4           4        145            (11)            14         (82)        (34)
     Net realized gain (loss)                     -           -      6,930          7,467            491        (125)         12
     Change in unrealized appreciation
       (depreciation)                             4          13    (33,235)       (59,150)        (2,276)     (7,489)        811

       Net increase (decrease) from        ---------  ----------  ---------  -------------  -------------  ----------  ----------
         operations                               8          17    (26,160)       (51,694)        (1,771)     (7,696)        789
                                           ---------  ----------  ---------  -------------  -------------  ----------  ----------

Contract transactions:
   Cova payments                                100         100        100            100            200         100         100
   Cova redemptions                               -           -        (94)          (117)             -           -           -
   Payments received from contract
     owners                                       -           -        180              -             22          30          37
   Transfers between sub-accounts
     (including fixed account), net               -           -    156,924        334,606         13,012      38,577      12,739
   Transfers for contract benefits and
     terminations                                 -           -    (15,911)        (3,863)           (55)          -           -

       Net increase (decrease) in net
         assets from contract              ---------  ----------  ---------  -------------  -------------  ----------  ----------
         transactions                           100         100    141,199        330,726         13,179      38,707      12,876
                                           ---------  ----------  ---------  -------------  -------------  ----------  ----------

       Net increase (decrease) in net
         assets                                 108         117    115,039        279,032         11,408      31,011      13,665

Net assets at beginning of period                 -           -     25,922          2,446              -           -           -
                                           ---------  ----------  ---------  -------------  -------------  ----------  ----------
Net assets at end of period              $      108         117    140,961        281,478         11,408      31,011      13,665
                                           =========  ==========  =========  =============  =============  ==========  ==========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                              Liberty                       Goldman Sachs                           Kemper
                                            -----------  --------------------------------------------------  --------------------
                                              Newport
                                               Tiger       Growth                                              Small      Small
                                               Fund          and       International  Global     Internet       Cap        Cap
                                             Variable      Income        Equity       Income     Tollkeeper    Growth     Value
                                            -----------  -----------  -------------  ---------  -----------  ----------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $         13            3              -        814           (1)        (23)       (8)
     Net realized gain (loss)                      (18)         (30)             5          6            -           3        11
     Change in unrealized appreciation
       (depreciation)                             (391)        (361)           (17)      (352)         (34)     (1,360)      152

       Net increase (decrease) from         -----------  -----------  -------------  ---------  -----------  ----------  --------
         operations                               (396)        (388)           (12)       468          (35)     (1,380)      155
                                            -----------  -----------  -------------  ---------  -----------  ----------  --------

Contract transactions:
   Cova payments                                   100          100            100        100          100         100       100
   Cova redemptions                                  -            -              -          -            -           -         -
   Payments received from contract
     owners                                          -            -              -          -            -           -         -
   Transfers between sub-accounts
     (including fixed account), net              2,496        4,753              -      8,684            -       9,312     2,156
   Transfers for contract benefits and
     terminations                                    -            -              -          -            -           -         -

       Net increase (decrease) in net
         assets from contract               -----------  -----------  -------------  ---------  -----------  ----------  --------
         transactions                            2,596        4,853            100      8,784          100       9,412     2,256
                                            -----------  -----------  -------------  ---------  -----------  ----------  --------

       Net increase (decrease) in net
         assets                                  2,200        4,465             88      9,252           65       8,032     2,411

Net assets at beginning of period                    -            -              -          -            -           -         -
                                            -----------  -----------  -------------  ---------  -----------  ----------  --------
Net assets at end of period               $      2,200        4,465             88      9,252           65       8,032     2,411
                                            ===========  ===========  =============  =========  ===========  ==========  ========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                              Kemper                                       MFS
                                           ------------  -------------------------------------------------------------------------

                                                                     Growth
                                            Government                with      Emerging       High         Global         New
                                            Securities    Research   Income      Growth       Income      Governments   Discovery
                                           ------------  ---------  ---------  -----------  -----------  ------------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $           -        (29)       (48)          (6)          (8)            (1)          -
     Net realized gain (loss)                        -          4         (2)         (22)         (13)             -           -
     Change in unrealized appreciation
       (depreciation)                                9       (975)      (147)        (519)        (165)             6         (14)

       Net increase (decrease) from        ------------  ---------  ---------  -----------  -----------  ------------- -----------
         operations                                  9     (1,000)      (197)        (547)        (186)             5         (14)
                                           ------------  ---------  ---------  -----------  -----------  ------------- -----------

Contract transactions:
   Cova payments                                   100        100        100          100          100            100         100
   Cova redemptions                                  -          -          -            -            -              -           -
   Payments received from contract
     owners                                          -         44          -          141            -              -           -
   Transfers between sub-accounts
     (including fixed account), net                  -     11,593     16,686        2,852        2,342              -           -
   Transfers for contract benefits and
     terminations                                    -          -          -            -            -              -           -

       Net increase (decrease) in net
         assets from contract              ------------  ---------  ---------  -----------  -----------  ------------- -----------
         transactions                              100     11,737     16,786        3,093        2,442            100         100
                                           ------------  ---------  ---------  -----------  -----------  ------------- -----------

       Net increase (decrease) in net
         assets                                    109     10,737     16,589        2,546        2,256            105          86

Net assets at beginning of period                    -          -          -            -            -              -           -
                                           ------------  ---------  ---------  -----------  -----------  ------------- -----------
Net assets at end of period              $         109     10,737     16,589        2,546        2,256            105          86
                                           ============  =========  =========  ===========  ===========  ============= ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                        Oppenheimer                                  Putnam
                                            -------------------------------------------------------------  ------------------------
                                                           Main Street                                         VT
                                                            Growth                                           Growth         VT
                                               Capital         &          High                  Strategic      and          New
                                             Appreciation   Income       Income       Bond        Bond       Income        Value
                                            ------------- -----------  -----------  ---------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $           (1)          -           (1)       (32)          -          (71)           -
     Net realized gain (loss)                          -         (10)           -          4           -           53            -
     Change in unrealized appreciation
       (depreciation)                                (11)        (10)          (2)       519           2        2,354           20

       Net increase (decrease) from         ------------- -----------  -----------  ---------  ----------  -----------  -----------
         operations                                  (12)        (20)          (3)       491           2        2,336           20
                                            ------------- -----------  -----------  ---------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     100         100          100        100         100          100          100
   Cova redemptions                                    -           -            -          -           -            -            -
   Payments received from contract
     owners                                           89          66            -          -           -           30            -
   Transfers between sub-accounts
     (including fixed account), net                  (35)        149            -     10,772           -       25,704            -
   Transfers for contract benefits and
     terminations                                      -           1            -          -           -            -            -

       Net increase (decrease) in net
         assets from contract               ------------- -----------  -----------  ---------  ----------  -----------  -----------
         transactions                                154         316          100     10,872         100       25,834          100
                                            ------------- -----------  -----------  ---------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                      142         296           97     11,363         102       28,170          120

Net assets at beginning of period                      -           -            -          -           -            -            -
                                            ------------- -----------  -----------  ---------  ----------  -----------  -----------
Net assets at end of period               $          142         296           97     11,363         102       28,170          120
                                            ============= ===========  ===========  =========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                           Putnam                                     Templeton
                                           --------------------------------------  ------------------------------------------------
                                                                         VT
                                                          VT         International   Global     Franklin
                                             VT      International       New         Income      Small      Growth     International
                                            Vista       Growth       Opportunities  Securities    Cap      Securities   Securities
                                           -------- --------------  -------------  ----------  ---------  -----------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $    (41)           (16)           (36)      2,607         86           32             6
     Net realized gain (loss)                   (1)            (3)           (23)        (46)        59          610           372
     Change in unrealized appreciation
       (depreciation)                       (2,351)          (429)        (4,874)        162    (12,450)        (155)         (686)

       Net increase (decrease) from        -------- --------------  -------------  ----------  ---------  -----------  ------------
         operations                         (2,393)          (448)        (4,933)      2,723    (12,305)         487          (308)
                                           -------- --------------  -------------  ----------  ---------  -----------  ------------

Contract transactions:
   Cova payments                               100            100            100           -        100            -           100
   Cova redemptions                              -              -              -           -          -            -             -
   Payments received from contract
     owners                                    144             30              -           -          -            -            69
   Transfers between sub-accounts
     (including fixed account), net         17,869          7,043         17,552      46,049     92,958        4,739        53,067
   Transfers for contract benefits and
     terminations                                -              -              -        (983)      (874)        (132)         (407)

       Net increase (decrease) in net
         assets from contract              -------- --------------  -------------  ----------  ---------  -----------  ------------
         transactions                       18,113          7,173         17,652      45,066     92,184        4,607        52,829
                                           -------- --------------  -------------  ----------  ---------  -----------  ------------

       Net increase (decrease) in net
         assets                             15,720          6,725         12,719      47,789     79,879        5,094        52,521

Net assets at beginning of period                -              -              -         100        141        2,254         2,260
                                           -------- --------------  -------------  ----------  ---------  -----------  ------------
Net assets at end of period               $ 15,720          6,725         12,719      47,889     80,020        7,348        54,781
                                           ======== ==============  =============  ==========  =========  ===========  ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                               Templeton
                                              -------------------------------------------
                                                                              Franklin
                                                Developing       Mutual       Large Cap
                                                 Markets         Shares        Growth
                                                Securities     Securities    Securities        Total
                                              --------------  ------------  -------------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $           (24)          (21)           272         64,836
     Net realized gain (loss)                           (10)            3          3,836        407,163
     Change in unrealized appreciation
       (depreciation)                                (1,747)          844         (3,459)      (325,525)

       Net increase (decrease) from           --------------  ------------  -------------  -------------
         operations                                  (1,781)          826            649        146,474
                                              --------------  ------------  -------------  -------------

Contract transactions:
   Cova payments                                        100           100              -          4,900
   Cova redemptions                                       -             -              -           (211)
   Payments received from contract
     owners                                              49            30              -      2,889,790
   Transfers between sub-accounts
     (including fixed account), net                  10,860         7,820         72,782        (23,378)
   Transfers for contract benefits and
     terminations                                         -             -         (1,599)      (411,939)

       Net increase (decrease) in net
         assets from contract                 --------------  ------------  -------------  -------------
         transactions                                11,009         7,950         71,183      2,459,162
                                              --------------  ------------  -------------  -------------

       Net increase (decrease) in net
         assets                                       9,228         8,776         71,832      2,605,636

Net assets at beginning of period                         -             -            123      5,780,687
                                              --------------  ------------  -------------  -------------
Net assets at end of period                 $         9,228         8,776         71,955      8,386,323
                                              ==============  ============  =============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                                                 Cova
                                         ---------------------------------------------------------------------------------------
                                         Lord Abbett
                                          Growth                                 Large                                 Small
                                            and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                          Income     Debenture      Growth     Research      Value         Bond        Stock
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------


Income:
   Dividends                           $         -        6,579            -         511          275          925          419
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  1,170           44        2,822       1,594        1,843       (1,159)       1,137
   Realized gain distributions                   -        2,132            -           -            -          463            -
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)              1,170        2,176        2,822       1,594        1,843         (696)       1,137
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                          140,732        2,316       66,149      61,046        7,745       (2,378)      63,287
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $   141,902       11,071       68,971      63,151        9,863       (2,149)      64,843
                                         ==========  ===========  ===========  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                             Cova                       GACC                AIM
                                             --------------------------------------  -----------  -----------------------

                                               Large                                                             V.I.
                                                Cap         Select    International    Money         V.I.      Capital
                                               Stock        Equity       Equity        Market       Value     Appreciation
                                             -----------  ----------- -------------  -----------  ----------- -----------


Income:
   Dividends                               $        995        2,102           560            -           69           2
                                             -----------  ----------- -------------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       6,402        2,488         1,365       24,709           30           1
   Realized gain distributions                   21,723       71,329         1,496            -          361          50
                                             -----------  ----------- -------------  -----------  ----------- -----------
       Net realized gain (loss)                  28,125       73,817         2,861       24,709          391          51
                                             -----------  ----------- -------------  -----------  ----------- -----------

Change in unrealized appreciation
   (depreciation)                                61,314      (18,465)       28,256        7,581        2,049         300
                                             -----------  ----------- -------------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations            $     90,434       57,454        31,677       32,290        2,509         353
                                             ===========  =========== =============  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                                    Templeton                               Lord Abbett
                                           ---------------------------------------------------------------  -----------
                                                                                                Franklin
                                             Global     Franklin                                Large Cap     Growth
                                             Income      Small        Growth     International   Growth        and
                                           Securities     Cap       Securities    Securities    Securities    Income       Total
                                           ----------- -----------  -----------  ------------- -----------  -----------  -----------


Income:
   Dividends                              $         -           -            -              -           -            -       12,437
                                           ----------- -----------  -----------  ------------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -           -            -              -           -       56,187       98,633
   Realized gain distributions                      -           -            -              -           -            -       97,554
                                           ----------- -----------  -----------  ------------- -----------  -----------  -----------
       Net realized gain (loss)                     -           -            -              -           -       56,187      196,187
                                           ----------- -----------  -----------  ------------- -----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                   -          41          160            167          23      (25,472)     394,851
                                           ----------- -----------  -----------  ------------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $         -          41          160            167          23       30,715      603,475
                                           =========== ===========  ===========  ============= ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999




                                                                                  Cova
                                         ---------------------------------------------------------------------------------------
                                         Lord Abbett
                                           Growth                                Large                                 Small
                                            and          Bond     Developing      Cap        Mid-Cap      Quality       Cap
                                           Income     Debenture     Growth      Research      Value        Bond        Stock
                                         -----------  ----------- -----------  -----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          -        6,579           -          511          275         925          419
     Net realized gain (loss)                 1,170        2,176       2,822        1,594        1,843        (696)       1,137
     Change in unrealized appreciation
       (depreciation)                       140,732        2,316      66,149       61,046        7,745      (2,378)      63,287

       Net increase (decrease) from      -----------  ----------- -----------  -----------  -----------  ----------  -----------
         operations                         141,902       11,071      68,971       63,151        9,863      (2,149)      64,843
                                         -----------  ----------- -----------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                  -            -           -            -            -           -            -
   Cova redemptions                               -            -           -            -            -           -            -
   Payments received from contract
     owners                                       -            -           -            -            -           -            -
   Transfers between sub-accounts
     (including fixed account), net       1,568,828      241,298     147,286      215,618       75,796     (43,467)      29,705
   Transfers for contract benefits and
     terminations                           (33,190)      (7,265)     (5,783)      (7,043)      (5,457)     (2,464)      (3,603)

       Net increase (decrease) in net
         assets from contract            -----------  ----------- -----------  -----------  -----------  ----------  -----------
         transactions                     1,535,638      234,033     141,503      208,575       70,339     (45,931)      26,102
                                         -----------  ----------- -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                           1,677,540      245,104     210,474      271,726       80,202     (48,080)      90,945

Net assets at beginning of period                 -      166,190     135,268      129,301      161,394     133,906      121,504
                                         -----------  ----------- -----------  -----------  -----------  ----------  -----------
Net assets at end of period            $  1,677,540      411,294     345,742      401,027      241,596      85,826      212,449
                                         ===========  =========== ===========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999




                                                           Cova                        GACC                AIM
                                            --------------------------------------- -----------  -----------------------

                                              Large                                                            V.I.
                                               Cap        Select     International    Money        V.I.       Capital
                                              Stock       Equity        Equity        Market      Value     Appreciation
                                            -----------  ----------  -------------- -----------  ---------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $        995       2,102             560           -         69             2
     Net realized gain (loss)                   28,125      73,817           2,861      24,709        391            51
     Change in unrealized appreciation
       (depreciation)                           61,314     (18,465)         28,256       7,581      2,049           300

       Net increase (decrease) from         -----------  ----------  -------------- -----------  ---------  ------------
         operations                             90,434      57,454          31,677      32,290      2,509           353
                                            -----------  ----------  -------------- -----------  ---------  ------------

Contract transactions:
   Cova payments                                     -           -               -         100        100           100
   Cova redemptions                                  -           -               -           -          -             -
   Payments received from contract
     owners                                          -           -               -   2,511,219          -             -
   Transfers between sub-accounts
     (including fixed account), net            531,808     353,369          28,688  (2,485,129)    23,529         2,001
   Transfers for contract benefits and
     terminations                              (15,573)    (18,696)         (3,197)    (18,975)      (216)           (8)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  -------------- -----------  ---------  ------------
         transactions                          516,235     334,673          25,491       7,215     23,413         2,093
                                            -----------  ----------  -------------- -----------  ---------  ------------

       Net increase (decrease) in net
         assets                                606,669     392,127          57,168      39,505     25,922         2,446

Net assets at beginning of period              257,293     477,727          90,276     451,202          -             -
                                            -----------  ----------  -------------- -----------  ---------  ------------
Net assets at end of period               $    863,962     869,854         147,444     490,707     25,922         2,446
                                            ===========  ==========  ============== ===========  =========  ============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999




                                                                    Templeton                             Lord Abbett
                                           -------------------------------------------------------------  -----------
                                                                                              Franklin
                                            Global      Franklin                              Large Cap     Growth
                                            Income       Small       Growth    International   Growth        and
                                           Securities     Cap       Securities  Securities    Securities    Income       Total
                                           ----------  -----------  ---------  ------------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $         -            -          -              -           -            -       12,437
     Net realized gain (loss)                      -            -          -              -           -       56,187      196,187
     Change in unrealized appreciation
       (depreciation)                              -           41        160            167          23      (25,472)     394,851

       Net increase (decrease) from        ----------  -----------  ---------  ------------- -----------  -----------  -----------
         operations                                -           41        160            167          23       30,715      603,475
                                           ----------  -----------  ---------  ------------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                 100          100        100            100         100            -          800
   Cova redemptions                                -            -          -              -           -            -            -
   Payments received from contract
     owners                                        -            -          -              -           -            -    2,511,219
   Transfers between sub-accounts
     (including fixed account), net                -            -      2,001          2,001           -     (693,373)         (41)
   Transfers for contract benefits and
     terminations                                  -            -         (7)            (8)          -         (253)    (121,738)

       Net increase (decrease) in net
         assets from contract              ----------  -----------  ---------  ------------- -----------  -----------  -----------
         transactions                            100          100      2,094          2,093         100     (693,626)   2,390,240
                                           ----------  -----------  ---------  ------------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                  100          141      2,254          2,260         123     (662,911)   2,993,715

Net assets at beginning of period                  -            -          -              -           -      662,911    2,786,972
                                           ----------  -----------  ---------  ------------- -----------  -----------  -----------
Net assets at end of period              $       100          141      2,254          2,260         123            -    5,780,687
                                           ==========  ===========  =========  ============= ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Period ended December 31, 1998




                                                                                    Cova
                                           ---------------------------------------------------------------------------------------

                                                                       Large                                 Small        Large
                                              Bond      Developing      Cap        Mid-Cap     Quality        Cap          Cap
                                           Debenture      Growth      Research      Value        Bond        Stock        Stock
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------


Income:
   Dividends                              $       191            -          126          61           94            3          23
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -          (56)         (59)        (60)           8          258         467
   Realized gain distributions                     74            3            -           -            -           76          76
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net realized gain (loss)                    74          (53)         (59)        (60)           8          334         543
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                               5,181       21,898       11,811      12,587          255       18,574      44,695
                                           -----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations           $     5,446       21,845       11,878      12,588          357       18,911      45,261
                                           ===========  ===========  ===========  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Period ended December 31, 1998




                                                         Cova               GACC      Lord Abbett
                                             --------------------------  ----------  -----------

                                                                                       Growth
                                              Select     International     Money        and
                                              Equity        Equity         Market      Income       Total
                                             ----------  --------------  ----------  -----------  -----------


Income:
   Dividends                               $        25             652           -        8,782        9,957
                                             ----------  --------------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        112            (117)     12,085           40       12,678
   Realized gain distributions                     503               8           -       28,237       28,977
                                             ----------  --------------  ----------  -----------  -----------
       Net realized gain (loss)                    615            (109)     12,085       28,277       41,655
                                             ----------  --------------  ----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                               65,356           1,778       4,240       25,472      211,847
                                             ----------  --------------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $    65,996           2,321      16,325       62,531      263,459
                                             ==========  ==============  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Period ended December 31, 1998




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------

                                                                       Large                                 Small        Large
                                               Bond      Developing     Cap        Mid-Cap      Quality       Cap          Cap
                                            Debenture     Growth      Research      Value        Bond        Stock        Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $        191           -          126           61          94            3           23
     Net realized gain (loss)                       74         (53)         (59)         (60)          8          334          543
     Change in unrealized appreciation
       (depreciation)                            5,181      21,898       11,811       12,587         255       18,574       44,695

       Net increase (decrease) from         -----------  ----------  -----------  -----------  ----------  -----------  -----------
         operations                              5,446      21,845       11,878       12,588         357       18,911       45,261
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -            -           -            -            -
   Cova redemptions                                  -           -            -            -           -            -            -
   Payments received from contract
     owners                                          -           -            -            -           -            -            -
   Transfers between sub-accounts
     (including fixed account), net            161,726     115,070      119,413      150,800     133,943      105,943      216,611
   Transfers for contract benefits and
     terminations                                 (982)     (1,647)      (1,990)      (1,994)       (394)      (3,350)      (4,579)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  ----------  -----------  -----------
         transactions                          160,744     113,423      117,423      148,806     133,549      102,593      212,032
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                166,190     135,268      129,301      161,394     133,906      121,504      257,293

Net assets at beginning of period                    -           -            -            -           -            -            -
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $    166,190     135,268      129,301      161,394     133,906      121,504      257,293
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Period ended December 31, 1998




                                                        Cova                GACC      Lord Abbett
                                            ---------------------------  -----------  ----------

                                                                                       Growth
                                              Select     International     Money         and
                                              Equity        Equity         Market      Income       Total
                                            -----------  --------------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $         25             652            -       8,782        9,957
     Net realized gain (loss)                      615            (109)      12,085      28,277       41,655
     Change in unrealized appreciation
       (depreciation)                           65,356           1,778        4,240      25,472      211,847

       Net increase (decrease) from         -----------  --------------  -----------  ----------  -----------
         operations                             65,996           2,321       16,325      62,531      263,459
                                            -----------  --------------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                     -               -            -           -            -
   Cova redemptions                                  -               -            -           -            -
   Payments received from contract
     owners                                          -               -    2,605,542           -    2,605,542
   Transfers between sub-accounts
     (including fixed account), net            417,562          91,449   (2,120,328)    607,811            -
   Transfers for contract benefits and
     terminations                               (5,831)         (3,494)     (50,337)     (7,431)     (82,029)

       Net increase (decrease) in net
         assets from contract               -----------  --------------  -----------  ----------  -----------
         transactions                          411,731          87,955      434,877     600,380    2,523,513
                                            -----------  --------------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                477,727          90,276      451,202     662,911    2,786,972

Net assets at beginning of period                    -               -            -           -            -
                                            -----------  --------------  -----------  ----------  -----------
Net assets at end of period               $    477,727          90,276      451,202     662,911    2,786,972
                                            ===========  ==============  ===========  ==========  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(1)   ORGANIZATION
      Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Cova Financial Life Services Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFSLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFSLIC.

      Cova Series Trust (Cova)                                      Kemper Variable Series (Kemper)
         Lord Abbett Growth and Income Portfolio                       Kemper Small Cap Growth Portfolio
         Bond Debenture Portfolio                                      Kemper Small Cap Value Portfolio
         Developing Growth Portfolio                                   Kemper Government Securities Portfolio
         Large Cap Research Portfolio                               MFS Variable Insurance Trust (MFS)
         Mid-Cap Value Portfolio                                       MFS Research Series
         Quality Bond Portfolio                                        MFS Growth with Income Series
         Small Cap Stock Portfolio                                     MFS Emerging Growth Series
         Large Cap Stock Portfolio                                     MFS High Income Series
         Select Equity Portfolio                                       MFS Global Governments Series
         International Equity Portfolio                                MFS New Discovery Series
      General American Capital Company (GACC)                       Oppenheimer Variable Account Funds (Oppenheimer)
         Money Market Fund                                             Oppenheimer Capital Appreciation Fund
      Russell Insurance Funds (Russell)                                Oppenheimer Main Street Growth & Income Fund
         Multi-Style Equity Fund                                       Oppenheimer High Income Fund
         Aggressive Equity Fund                                        Oppenheimer Bond Fund
         Non-U.S. Fund                                                 Oppenheimer Strategic Bond Fund
         Core Bond Fund                                             Putnam Variable Trust (Putnam)
         Real Estate Securities Fund                                   Putnam VT Growth and Income Fund
      AIM Variable Insurance Funds, Inc. (AIM)                         Putnam VT New Value Fund
         AIM V.I. Value Fund                                           Putnam VT Vista Fund
         AIM V.I. Capital Appreciation Fund                            Putnam VT International Growth Fund
         AIM V.I. International Equity Fund                            Putnam VT International New Opportunities Fund
      Alliance Variable Products Series Fund, Inc. (Alliance)       Franklin Templeton Variable Insurance Products Trust (Templeton)
         Premier Growth Portfolio                                      Templeton Global Income Securities Fund
         Real Estate Investment Portfolio                              Franklin Small Cap Fund
      Liberty Variable Investment Trust (Liberty)                      Templeton Growth Securities Fund
         Newport Tiger Fund, Variable Series                           Templeton International Securities Fund
      Goldman Sachs Variable Insurance Trust (Goldman Sachs)           Templeton Developing Markets Securities Fund
         Goldman Sachs Growth and Income Fund                          Mutual Shares Securities Fund
         Goldman Sachs International Equity Fund                       Franklin Large Cap Growth Securities Fund
         Goldman Sachs Global Income Fund
         Goldman Sachs Internet Tollkeeper Fund





COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.


(3)   SEPARATE ACCOUNT EXPENSES
      For flexible premium variable universal life policies, CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)   CONTRACT CHARGES AND FEES
      There are contract charges and fees associated with the variable life insurance policies CFSLIC deducts from the policy account value that reduce the return on investment. CFSLIC sells single premium variable life
      (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFSLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFSLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFSLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

      The insurance charges for FPVL policies include tax expense, selection and issue expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFSLIC deducts a sales charge from each premium payment. In addition, CFSLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFSLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income      $ 1,870,000            Kemper Small Cap Growth                             $ 9,415
       Cova Bond Debenture                         362,472            Kemper Small Cap Value                                2,267
       Cova Developing Growth                      480,565            Kemper Government Securities                            100
       Cova Large Cap Research                     549,837            MFS Research                                         11,741
       Cova Mid-Cap Value                          316,545            MFS Growth with Income                               16,784
       Cova Quality Bond                           168,874            MFS Emerging Growth                                   3,071
       Cova Small Cap Stock                        255,862            MFS High Income                                       2,429
       Cova Large Cap Stock                      1,195,237            MFS Global Governments                                  100
       Cova Select Equity                          980,989            MFS New Discovery                                       100
       Cova International Equity                   224,652            Oppenheimer Capital Appreciation                        154
       GACC Money Market                           756,961            Oppenheimer Main Street Growth & Income                 306
       Russell Multi-Style Equity                      101            Oppenheimer High Income                                 100
       Russell Aggressive Equity                       108            Oppenheimer Bond                                     10,876
       Russell Non-U.S.                                105            Oppenheimer Strategic Bond                              100
       Russell Core Bond                               104            Putnam VT Growth and Income                          25,887
       Russell Real Estate Securities                  104            Putnam VT New Value                                     100
       AIM V.I. Value                              172,181            Putnam VT Vista                                      18,112
       AIM V.I. Capital Appreciation               340,339            Putnam VT International Growth                        7,170
       AIM V.I. International Equity                13,691            Putnam VT International New Opportunities            17,629
       Alliance Premier Growth                      38,582            Templeton Global Income Securities                   47,727
       Alliance Real Estate Investment              12,892            Franklin Small Cap                                   92,430
       Liberty Newport Tiger Fund, Variable          2,598            Templeton Growth Securities                           7,343
       Goldman Sachs Growth and Income               4,840            Templeton International Securities                   55,353
       Goldman Sachs International Equity              105            Templeton Developing Markets Securities              10,999
       Goldman Sachs Global Income                   9,628            Templeton Mutual Shares Securities                    7,953
       Goldman Sachs Internet Tollkeeper               100            Franklin Large Cap Growth Securities                 75,391
                                                                                                                    --------------
                                                                                                                      $ 8,181,109
                                                                                                                    ==============

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE

                                                             Commenced           Sub-account Accumulation Unit Value
                                                                             -----------------------------------------
                                                            Operations        12/31/00       12/31/99      12/31/98
                                                            ------------     ------------   ------------  ------------

       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                    01/08/99        14.273407      12.448204             -
         Cova Bond Debenture                                   04/13/98        10.699708      10.614338     10.262336
         Cova Developing Growth                                04/16/98        10.593670      13.050371      9.855135
         Cova Large Cap Research                               05/04/98        15.506992      13.771430     10.972618
         Cova Mid-Cap Value                                    03/23/98        15.473303      10.119059      9.576906
         Cova Quality Bond                                     04/13/98        11.755302      10.551764     10.717509
         Cova Small Cap Stock                                  04/13/98        11.499103      12.850204      8.891377
         Cova Large Cap Stock                                  04/13/98        12.629852      14.283064     12.135469
         Cova Select Equity                                    03/23/98        11.815526      12.600289     11.480648
         Cova International Equity                             03/23/98        11.299757      13.571289     10.560451
         GACC Money Market                                     02/26/98        11.723325      11.013039     10.468518
         AIM V.I. Value                                        05/03/99        10.049558      11.774189             -
         AIM V.I. Capital Appreciation                         07/19/99        12.406258      13.925402             -
         AIM V.I. International Equity                         05/01/00         8.007613              -             -
         Templeton Global Income Securities                    07/19/99        10.497353       9.970060             -
         Franklin Small Cap                                    07/19/99        11.824459      14.136079             -
         Templeton Growth Securities                           07/19/99        11.828016      11.011283             -
         Templeton International Securities                    07/19/99        10.590540      10.827249             -
         Franklin Large Cap Growth Securities                  07/19/99        12.986543      12.333825             -


       Flexible premium variable universal life
        policies (FPVL):
         Cova Lord Abbett Growth and Income                    05/01/00        11.365063              -             -
         Cova Bond Debenture                                   05/01/00         9.972387              -             -
         Cova Developing Growth                                05/01/00         8.795134              -             -
         Cova Large Cap Research                               05/01/00        11.494327              -             -
         Cova Mid-Cap Value                                    05/01/00        13.347979              -             -
         Cova Quality Bond                                     05/01/00        10.907389              -             -
         Cova Small Cap Stock                                  05/01/00         9.207861              -             -
         Cova Large Cap Stock                                  05/01/00         8.848455              -             -




COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE

                                                             Commenced         Sub-account Net Assets (in thousands)
                                                                             ----------------------------------------
                                                            Operations        12/31/00      12/31/99      12/31/98
                                                            ------------     ------------  ------------  ------------

       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                    01/08/99            2,231         1,678             -
         Cova Bond Debenture                                   04/13/98              348           411           166
         Cova Developing Growth                                04/16/98              445           346           135
         Cova Large Cap Research                               05/04/98              645           401           129
         Cova Mid-Cap Value                                    03/23/98              462           242           161
         Cova Quality Bond                                     04/13/98              165            86           134
         Cova Small Cap Stock                                  04/13/98              291           212           122
         Cova Large Cap Stock                                  04/13/98            1,074           864           257
         Cova Select Equity                                    03/23/98              901           870           478
         Cova International Equity                             03/23/98              203           147            90
         GACC Money Market                                     02/26/98              651           491           451
         AIM V.I. Value                                        05/03/99              127            26             -
         AIM V.I. Capital Appreciation                         07/19/99              276             2             -
         AIM V.I. International Equity                         05/01/00                9             -             -
         Templeton Global Income Securities                    07/19/99               48             -             -
         Franklin Small Cap                                    07/19/99               80             -             -
         Templeton Growth Securities                           07/19/99                7             2             -
         Templeton International Securities                    07/19/99               35             2             -
         Franklin Large Cap Growth Securities                  07/19/99               72             -             -


       Flexible premium variable universal life
        policies (FPVL):
         Cova Lord Abbett Growth and Income                    05/01/00                4             -             -
         Cova Bond Debenture                                   05/01/00                1             -             -
         Cova Developing Growth                                05/01/00               23             -             -
         Cova Large Cap Research                               05/01/00                2             -             -
         Cova Mid-Cap Value                                    05/01/00               26             -             -
         Cova Quality Bond                                     05/01/00               10             -             -
         Cova Small Cap Stock                                  05/01/00                -             -             -
         Cova Large Cap Stock                                  05/01/00               11             -             -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                                                            % Change in
                                                             Commenced         Sub-account Accumulation Unit Value
                                                                             -----------------------------------------
                                                            Operations          2000           1999          1998
                                                            ------------     ------------   -----------   ------------

       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                    01/08/99           14.66%        11.41%              -
         Cova Bond Debenture                                   04/13/98            0.80%         3.43%          0.78%
         Cova Developing Growth                                04/16/98          -18.82%        32.42%         -5.41%
         Cova Large Cap Research                               05/04/98           12.60%        25.51%          4.31%
         Cova Mid-Cap Value                                    03/23/98           52.91%         5.66%         -6.17%
         Cova Quality Bond                                     04/13/98           11.41%        -1.55%          6.22%
         Cova Small Cap Stock                                  04/13/98          -10.51%        44.52%        -14.87%
         Cova Large Cap Stock                                  04/13/98          -11.57%        17.70%         13.96%
         Cova Select Equity                                    03/23/98           -6.23%         9.75%          9.65%
         Cova International Equity                             03/23/98          -16.74%        28.51%          1.80%
         GACC Money Market                                     02/26/98            6.45%         5.20%          4.69%
         AIM V.I. Value                                        05/03/99          -14.65%        17.74%              -
         AIM V.I. Capital Appreciation                         07/19/99          -10.91%        28.36%              -
         AIM V.I. International Equity                         05/01/00          -19.92%             -              -
         Templeton Global Income Securities                    07/19/99            5.29%        -0.30%              -
         Franklin Small Cap                                    07/19/99          -16.35%        41.36%              -
         Templeton Growth Securities                           07/19/99            7.42%        10.11%              -
         Templeton International Securities                    07/19/99           -2.19%         8.27%              -
         Franklin Large Cap Growth Securities                  07/19/99            5.29%        23.34%              -


       Flexible premium variable universal life
        policies (FPVL):
         Cova Lord Abbett Growth and Income                    05/01/00           13.65%             -              -
         Cova Bond Debenture                                   05/01/00           -0.28%             -              -
         Cova Developing Growth                                05/01/00          -12.05%             -              -
         Cova Large Cap Research                               05/01/00           14.94%             -              -
         Cova Mid-Cap Value                                    05/01/00           33.48%             -              -
         Cova Quality Bond                                     05/01/00            9.07%             -              -
         Cova Small Cap Stock                                  05/01/00           -7.92%             -              -
         Cova Large Cap Stock                                  05/01/00          -11.52%             -              -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:

                                                             Commenced          Sub-account Accumulation Unit Value
                                                                             -----------------------------------------
                                                            Operations        12/31/00       12/31/99      12/31/98
                                                            ------------     ------------   ------------  ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Cova Select Equity                                    05/01/00         9.316547              -             -
         Cova International Equity                             05/01/00         8.647153              -             -
         GACC Money Market                                     11/29/99        10.636600      10.047103             -
         Russell Multi-Style Equity                            05/01/00         9.002885              -             -
         Russell Aggressive Equity                             05/01/00         9.508158              -             -
         Russell Non-U.S.                                      05/01/00         8.990796              -             -
         Russell Core Bond                                     05/01/00        10.778364              -             -
         Russell Real Estate Securities                        05/01/00        11.655683              -             -
         AIM V.I. Value                                        05/01/00         8.043170              -             -
         AIM V.I. Capital Appreciation                         05/01/00         8.368587              -             -
         AIM V.I. International Equity                         05/01/00         7.978430              -             -
         Alliance Premier Growth                               05/01/00         7.914624              -             -
         Alliance Real Estate Investment                       05/01/00        11.309318              -             -
         Liberty Newport Tiger Fund, Variable                  05/01/00         8.809653              -             -
         Goldman Sachs Growth and Income                       05/01/00         9.401603              -             -
         Goldman Sachs International Equity                    05/01/00         8.789453              -             -
         Goldman Sachs Global Income                           05/01/00        10.648936              -             -
         Goldman Sachs Internet Tollkeeper                     07/03/00         6.539632              -             -
         Kemper Small Cap Growth                               05/01/00         8.432102              -             -
         Kemper Small Cap Value                                05/01/00        10.430869              -             -
         Kemper Government Securities                          05/01/00        10.858457              -             -
         MFS Research                                          05/01/00         8.963784              -             -
         MFS Growth with Income                                05/01/00         9.916426              -             -
         MFS Emerging Growth                                   05/01/00         8.048986              -             -
         MFS High Income                                       05/01/00         9.284257              -             -
         MFS Global Governments                                05/01/00        10.542896              -             -
         MFS New Discovery                                     09/01/00         8.622034              -             -
         Oppenheimer Capital Appreciation                      05/01/00         9.037208              -             -
         Oppenheimer Main Street Growth & Income               05/01/00         9.021560              -             -
         Oppenheimer High Income                               05/01/00         9.742885              -             -




COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:

                                                             Commenced        Sub-account Net Assets (in thousands)
                                                                             ----------------------------------------
                                                            Operations        12/31/00      12/31/99      12/31/98
                                                            ------------     ------------  ------------  ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Cova Select Equity                                    05/01/00                -             -             -
         Cova International Equity                             05/01/00                -             -             -
         GACC Money Market                                     11/29/99                -             -             -
         Russell Multi-Style Equity                            05/01/00                -             -             -
         Russell Aggressive Equity                             05/01/00                -             -             -
         Russell Non-U.S.                                      05/01/00                -             -             -
         Russell Core Bond                                     05/01/00                -             -             -
         Russell Real Estate Securities                        05/01/00                -             -             -
         AIM V.I. Value                                        05/01/00               14             -             -
         AIM V.I. Capital Appreciation                         05/01/00                5             -             -
         AIM V.I. International Equity                         05/01/00                2             -             -
         Alliance Premier Growth                               05/01/00               31             -             -
         Alliance Real Estate Investment                       05/01/00               14             -             -
         Liberty Newport Tiger Fund, Variable                  05/01/00                2             -             -
         Goldman Sachs Growth and Income                       05/01/00                4             -             -
         Goldman Sachs International Equity                    05/01/00                -             -             -
         Goldman Sachs Global Income                           05/01/00                9             -             -
         Goldman Sachs Internet Tollkeeper                     07/03/00                -             -             -
         Kemper Small Cap Growth                               05/01/00                8             -             -
         Kemper Small Cap Value                                05/01/00                2             -             -
         Kemper Government Securities                          05/01/00                -             -             -
         MFS Research                                          05/01/00               11             -             -
         MFS Growth with Income                                05/01/00               17             -             -
         MFS Emerging Growth                                   05/01/00                3             -             -
         MFS High Income                                       05/01/00                2             -             -
         MFS Global Governments                                05/01/00                -             -             -
         MFS New Discovery                                     09/01/00                -             -             -
         Oppenheimer Capital Appreciation                      05/01/00                -             -             -
         Oppenheimer Main Street Growth & Income               05/01/00                -             -             -
         Oppenheimer High Income                               05/01/00                -             -             -




COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                                                           % Change in
                                                             Commenced          Sub-account Accumulation Unit Value
                                                                             -----------------------------------------
                                                            Operations          2000           1999          1998
                                                            ------------     ------------   -----------   ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Cova Select Equity                                    05/01/00           -6.83%             -              -
         Cova International Equity                             05/01/00          -13.53%             -              -
         GACC Money Market                                     11/29/99            5.87%         0.47%              -
         Russell Multi-Style Equity                            05/01/00           -9.97%             -              -
         Russell Aggressive Equity                             05/01/00           -4.92%             -              -
         Russell Non-U.S.                                      05/01/00          -10.09%             -              -
         Russell Core Bond                                     05/01/00            7.78%             -              -
         Russell Real Estate Securities                        05/01/00           16.56%             -              -
         AIM V.I. Value                                        05/01/00          -19.57%             -              -
         AIM V.I. Capital Appreciation                         05/01/00          -16.31%             -              -
         AIM V.I. International Equity                         05/01/00          -20.22%             -              -
         Alliance Premier Growth                               05/01/00          -20.85%             -              -
         Alliance Real Estate Investment                       05/01/00           13.09%             -              -
         Liberty Newport Tiger Fund, Variable                  05/01/00          -11.90%             -              -
         Goldman Sachs Growth and Income                       05/01/00           -5.98%             -              -
         Goldman Sachs International Equity                    05/01/00          -12.11%             -              -
         Goldman Sachs Global Income                           05/01/00            6.49%             -              -
         Goldman Sachs Internet Tollkeeper                     07/03/00          -34.60%             -              -
         Kemper Small Cap Growth                               05/01/00          -15.68%             -              -
         Kemper Small Cap Value                                05/01/00            4.31%             -              -
         Kemper Government Securities                          05/01/00            8.58%             -              -
         MFS Research                                          05/01/00          -10.36%             -              -
         MFS Growth with Income                                05/01/00           -0.84%             -              -
         MFS Emerging Growth                                   05/01/00          -19.51%             -              -
         MFS High Income                                       05/01/00           -7.16%             -              -
         MFS Global Governments                                05/01/00            5.43%             -              -
         MFS New Discovery                                     09/01/00          -13.78%             -              -
         Oppenheimer Capital Appreciation                      05/01/00           -9.63%             -              -
         Oppenheimer Main Street Growth & Income               05/01/00           -9.78%             -              -
         Oppenheimer High Income                               05/01/00           -2.57%             -              -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:

                                                             Commenced           Sub-account Accumulation Unit Value
                                                                             -----------------------------------------
                                                            Operations        12/31/00       12/31/99      12/31/98
                                                            ------------     ------------   ------------  ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Oppenheimer Bond                                      05/01/00        10.564621              -             -
         Oppenheimer Strategic Bond                            05/01/00        10.202909              -             -
         Putnam VT Growth and Income                           05/01/00        10.867548              -             -
         Putnam VT New Value                                   05/01/00        11.965271              -             -
         Putnam VT Vista                                       05/01/00         8.370416              -             -
         Putnam VT International Growth                        05/01/00         9.143180              -             -
         Putnam VT International New Opportunities             05/01/00         6.637508              -             -
         Franklin Small Cap                                    05/01/00         8.381854              -             -
         Templeton International Securities                    05/01/00        10.275495              -             -
         Templeton Developing Markets Securities               05/01/00         8.072320              -             -
         Templeton Mutual Shares Securities                    05/01/00        11.041421              -             -




COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:

                                                             Commenced         Sub-account Net Assets (in thousands)
                                                                             ----------------------------------------
                                                            Operations        12/31/00      12/31/99      12/31/98
                                                            ------------     ------------  ------------  ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Oppenheimer Bond                                      05/01/00               11             -             -
         Oppenheimer Strategic Bond                            05/01/00                -             -             -
         Putnam VT Growth and Income                           05/01/00               28             -             -
         Putnam VT New Value                                   05/01/00                -             -             -
         Putnam VT Vista                                       05/01/00               16             -             -
         Putnam VT International Growth                        05/01/00                7             -             -
         Putnam VT International New Opportunities             05/01/00               13             -             -
         Franklin Small Cap                                    05/01/00                -             -             -
         Templeton International Securities                    05/01/00               20             -             -
         Templeton Developing Markets Securities               05/01/00                9             -             -
         Templeton Mutual Shares Securities                    05/01/00                9             -             -




COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                                                           % Change in
                                                             Commenced          Sub-account Accumulation Unit Value
                                                                             -----------------------------------------
                                                            Operations        12/31/00       12/31/99      12/31/98
                                                            ------------     ------------   -----------   ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Oppenheimer Bond                                      05/01/00            5.65%             -              -
         Oppenheimer Strategic Bond                            05/01/00            2.03%             -              -
         Putnam VT Growth and Income                           05/01/00            8.68%             -              -
         Putnam VT New Value                                   05/01/00           19.65%             -              -
         Putnam VT Vista                                       05/01/00          -16.30%             -              -
         Putnam VT International Growth                        05/01/00           -8.57%             -              -
         Putnam VT International New Opportunities             05/01/00          -33.62%             -              -
         Franklin Small Cap                                    05/01/00          -16.18%             -              -
         Templeton International Securities                    05/01/00            2.75%             -              -
         Templeton Developing Markets Securities               05/01/00          -19.28%             -              -
         Templeton Mutual Shares Securities                    05/01/00           10.41%             -              -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 December 31, 1999 and December 31, 19998 follows:

                                                                                     Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                  Aggregate            Aggregate Cost
                                                   Year or     Proceeds from Sales     of Fund Shares            Realized
                                                   Period       of Fund Shares            Redeemed             Gain (Loss)
                                                   -------    ------------------    --------------------    ------------------


      Cova Lord Abbett Growth and Income             2000             $ 158,921               $ 145,034              $ 13,887
                                                     1999                98,255                  97,085                 1,170
                                                     1998                     -                       -                     -

      Cova Bond Debenture                            2000               112,082                 109,886                 2,196
                                                     1999                 4,688                   4,644                    44
                                                     1998                   527                     527                     -

      Cova Developing Growth                         2000                 8,316                   7,392                   924
                                                     1999                15,912                  13,090                 2,822
                                                     1998                 1,194                   1,250                   (56)

      Cova Large Cap Research                        2000                68,613                  60,630                 7,983
                                                     1999                12,192                  10,598                 1,594
                                                     1998                 1,809                   1,868                   (59)

      Cova Mid-Cap Value                             2000                20,365                  16,137                 4,228
                                                     1999                17,534                  15,691                 1,843
                                                     1998                 1,646                   1,706                   (60)

      Cova Quality Bond                              2000                 3,084                   3,102                   (18)
                                                     1999                97,215                  98,374                (1,159)
                                                     1998                   890                     882                     8

      Cova Small Cap Stock                           2000                12,049                   9,061                 2,988
                                                     1999                 6,684                   5,547                 1,137
                                                     1998                 3,110                   2,852                   258

      Cova Large Cap Stock                           2000                73,693                  68,461                 5,232
                                                     1999                49,866                  43,464                 6,402
                                                     1998                 4,336                   3,869                   467

      Cova Select Equity                             2000                87,788                  85,185                 2,603
                                                     1999                79,613                  77,125                 2,488
                                                     1998                 2,999                   2,888                   111

      Cova International Equity                      2000                 8,181                   7,648                   533
                                                     1999                19,787                  18,422                 1,365
                                                     1998                 3,171                   3,287                  (116)



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                  Aggregate            Aggregate Cost
                                                   Year or     Proceeds from Sales     of Fund Shares            Realized
                                                   Period       of Fund Shares            Redeemed             Gain (Loss)
                                                   -------    ------------------    --------------------    ------------------


      GACC Money Market                              2000           $ 3,314,082             $ 3,269,947          $ 44,135
                                                     1999             2,543,802               2,519,093            24,709
                                                     1998             2,041,400               2,029,315            12,085

      Russell Multi-Style Equity                     2000                     -                       -                 -
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      Russell Aggressive Equity                      2000                     -                       -                 -
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      Russell Non-U.S.                               2000                     -                       -                 -
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      Russell Core Bond                              2000                     -                       -                 -
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      Russell Real Estate Securities                 2000                     -                       -                 -
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      AIM V.I. Value                                 2000                16,376                  15,668               708
                                                     1999                   218                     188                30
                                                     1998                     -                       -                 -

      AIM V.I. Capital Appreciation                  2000                 4,133                   4,173               (40)
                                                     1999                     8                       7                 1
                                                     1998                     -                       -                 -

      AIM V.I. International Equity                  2000                   338                     378               (40)
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      Alliance Premier Growth                        2000                 1,906                   2,066              (160)
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -

      Alliance Real Estate Investment                2000                   767                     755                12
                                                     1999                     -                       -                 -
                                                     1998                     -                       -                 -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                  Aggregate            Aggregate Cost
                                                   Year or     Proceeds from Sales     of Fund Shares            Realized
                                                   Period       of Fund Shares            Redeemed             Gain (Loss)
                                                   -------    ------------------    --------------------    ------------------


      Liberty Newport Tiger Fund, Variable           2000                 $ 286                   $ 304                 $ (18)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs Growth and Income                2000                   744                     774                   (30)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs International Equity             2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs Global Income                    2000                   310                     304                     6
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs Internet Tollkeeper              2000                     1                       1                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Kemper Small Cap Growth                        2000                   388                     385                     3
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Kemper Small Cap Value                         2000                   593                     582                    11
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Kemper Government Securities                   2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Research                                   2000                 1,195                   1,191                     4
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Growth with Income                         2000                 1,088                   1,090                    (2)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Emerging Growth                            2000                   302                     324                   (22)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                  Aggregate            Aggregate Cost
                                                   Year or     Proceeds from Sales     of Fund Shares            Realized
                                                   Period       of Fund Shares            Redeemed             Gain (Loss)
                                                   -------    ------------------    --------------------    ------------------


      MFS High Income                                2000                 $ 406                   $ 419                 $ (13)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Global Governments                         2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS New Discovery                              2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Capital Appreciation               2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Main Street Growth & Income        2000                   130                     140                   (10)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer High Income                        2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Bond                               2000                   141                     137                     4
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Strategic Bond                     2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT Growth and Income                    2000                 1,192                   1,139                    53
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT New Value                            2000                     -                       -                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT Vista                                2000                   325                     326                    (1)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                  Aggregate            Aggregate Cost
                                                   Year or     Proceeds from Sales     of Fund Shares            Realized
                                                   Period       of Fund Shares            Redeemed             Gain (Loss)
                                                   -------    ------------------    --------------------    ------------------


      Putnam VT International Growth                 2000                    64                      67                    (3)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT International New Opportunities      2000                   181                     204                   (23)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Templeton Global Income Securities             2000                   983                   1,029                   (46)
                                                     1999                     -                       -                     -


      Franklin Small Cap                             2000                 1,302                   1,305                    (3)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Templeton Growth Securities                    2000                   266                     279                   (13)
                                                     1999                     8                       8                     -
                                                     1998                     -                       -                     -

      Templeton International Securities             2000                   649                     660                   (11)
                                                     1999                     8                       8                     -
                                                     1998                     -                       -                     -

      Templeton Developing Markets Securities        2000                   105                     115                   (10)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Templeton Mutual Shares Securities             2000                    77                      74                     3
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Franklin Large Cap Growth Securities           2000                 1,902                   1,902                     -
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -











COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                             Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation           Appreciation
                                                   Year or      (Depreciation)         (Depreciation)
                                                   Period       End of Period        Beginning of Period          Change
                                                   -------    ------------------    --------------------    ------------------


      Cova Lord Abbett Growth and Income             2000             $ 364,970               $ 140,732             $ 224,238
                                                     1999               140,732                       -               140,732
                                                     1998                     -                       -                     -

      Cova Bond Debenture                            2000               (13,564)                  7,497               (21,061)
                                                     1999                 7,497                   5,181                 2,316
                                                     1998                 5,181                       -                 5,181

      Cova Developing Growth                         2000               (12,271)                 88,047              (100,318)
                                                     1999                88,047                  21,898                66,149
                                                     1998                21,898                       -                21,898

      Cova Large Cap Research                        2000                97,284                  72,857                24,427
                                                     1999                72,857                  11,811                61,046
                                                     1998                11,811                       -                11,811

      Cova Mid-Cap Value                             2000               171,232                  20,332               150,900
                                                     1999                20,332                  12,587                 7,745
                                                     1998                12,587                       -                12,587

      Cova Quality Bond                              2000                 6,114                  (2,123)                8,237
                                                     1999                (2,123)                    255                (2,378)
                                                     1998                   255                       -                   255

      Cova Small Cap Stock                           2000                35,255                  81,861               (46,606)
                                                     1999                81,861                  18,574                63,287
                                                     1998                18,574                       -                18,574

      Cova Large Cap Stock                           2000              (109,732)                106,009              (215,741)
                                                     1999               106,009                  44,695                61,314
                                                     1998                44,695                       -                44,695

      Cova Select Equity                             2000               (79,918)                 46,891              (126,809)
                                                     1999                46,891                  65,356               (18,465)
                                                     1998                65,356                       -                65,356

      Cova International Equity                      2000               (21,978)                 30,034               (52,012)
                                                     1999                30,034                   1,778                28,256
                                                     1998                 1,778                       -                 1,778

      GACC Money Market                              2000               (31,157)                 11,821               (42,978)
                                                     1999                11,821                   4,240                 7,581
                                                     1998                 4,240                       -                 4,240



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation           Appreciation
                                                   Year or      (Depreciation)         (Depreciation)
                                                   Period       End of Period        Beginning of Period          Change
                                                   -------    ------------------    --------------------    ------------------


      Russell Multi-Style Equity                     2000                 $ (11)                    $ -                 $ (11)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Russell Aggressive Equity                      2000                   (13)                      -                   (13)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Russell Non-U.S.                               2000                   (15)                      -                   (15)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Russell Core Bond                              2000                     4                       -                     4
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Russell Real Estate Securities                 2000                    13                       -                    13
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      AIM V.I. Value                                 2000               (31,186)                  2,049               (33,235)
                                                     1999                 2,049                       -                 2,049
                                                     1998                     -                       -                     -

      AIM V.I. Capital Appreciation                  2000               (58,850)                    300               (59,150)
                                                     1999                   300                       -                   300
                                                     1998                     -                       -                     -

      AIM V.I. International Equity                  2000                (2,276)                      -                (2,276)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Alliance Premier Growth                        2000                (7,489)                      -                (7,489)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Alliance Real Estate Investment                2000                   811                       -                   811
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Liberty Newport Tiger Fund, Variable           2000                  (391)                      -                  (391)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                              Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation           Appreciation
                                                   Year or      (Depreciation)         (Depreciation)
                                                   Period       End of Period        Beginning of Period          Change
                                                   -------    ------------------    --------------------    ------------------


      Goldman Sachs Growth and Income                2000                $ (361)                    $ -                $ (361)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs International Equity             2000                   (17)                      -                   (17)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs Global Income                    2000                  (352)                      -                  (352)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Goldman Sachs Internet Tollkeeper              2000                   (34)                      -                   (34)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Kemper Small Cap Growth                        2000                (1,360)                      -                (1,360)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Kemper Small Cap Value                         2000                   152                       -                   152
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Kemper Government Securities                   2000                     9                       -                     9
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Research                                   2000                  (975)                      -                  (975)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Growth with Income                         2000                  (147)                      -                  (147)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS Emerging Growth                            2000                  (519)                      -                  (519)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS High Income                                2000                  (165)                      -                  (165)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                          Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation           Appreciation
                                                   Year or      (Depreciation)         (Depreciation)
                                                   Period       End of Period        Beginning of Period          Change
                                                   -------    ------------------    --------------------    ------------------


      MFS Global Governments                         2000                   $ 6                     $ -                   $ 6
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      MFS New Discovery                              2000                   (14)                      -                   (14)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Capital Appreciation               2000                   (11)                      -                   (11)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Main Street Growth & Income        2000                   (10)                      -                   (10)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer High Income                        2000                    (2)                      -                    (2)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Bond                               2000                   519                       -                   519
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Oppenheimer Strategic Bond                     2000                     2                       -                     2
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT Growth and Income                    2000                 2,354                       -                 2,354
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT New Value                            2000                    20                       -                    20
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT Vista                                2000                (2,351)                      -                (2,351)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Putnam VT International Growth                 2000                  (429)                      -                  (429)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                             Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation           Appreciation
                                                   Year or      (Depreciation)         (Depreciation)
                                                   Period       End of Period        Beginning of Period          Change
                                                   -------    ------------------    --------------------    ------------------


      Putnam VT International New Opportunities      2000              $ (4,874)                    $ -              $ (4,874)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Templeton Global Income Securities             2000                   162                       -                   162
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Franklin Small Cap                             2000               (12,409)                     41               (12,450)
                                                     1999                    41                       -                    41
                                                     1998                     -                       -                     -

      Templeton Growth Securities                    2000                     5                     160                  (155)
                                                     1999                   160                       -                   160
                                                     1998                     -                       -                     -

      Templeton International Securities             2000                  (519)                    167                  (686)
                                                     1999                   167                       -                   167
                                                     1998                     -                       -                     -

      Templeton Developing Markets Securities        2000                (1,747)                      -                (1,747)
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Templeton Mutual Shares Securities             2000                   844                       -                   844
                                                     1999                     -                       -                     -
                                                     1998                     -                       -                     -

      Franklin Large Cap Growth Securities           2000                (3,436)                     23                (3,459)
                                                     1999                    23                       -                    23
                                                     1998                     -                       -                     -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)    SUB-ACCOUNT ACCUMULATION UNITS OUTSTANDING

                                                          12/31/00            12/31/99           12/31/98
                                                      -----------------   -----------------  -----------------


         Single premium variable life policies (SPVL):
           Cova Lord Abbett Growth and Income                  156,278             134,762                  -
           Cova Bond Debenture                                  32,553              38,749             16,194
           Cova Developing Growth                               42,018              26,493             13,726
           Cova Large Cap Research                              41,571              29,120             11,784
           Cova Mid-Cap Value                                   29,869              23,875             16,852
           Cova Quality Bond                                    14,010               8,134             12,494
           Cova Small Cap Stock                                 25,308              16,533             13,665
           Cova Large Cap Stock                                 85,046              60,489             21,202
           Cova Select Equity                                   76,254              69,034             41,611
           Cova International Equity                            17,928              10,864              8,549
           GACC Money Market                                    61,893              44,548             43,101
           AIM V.I. Value                                       12,683               2,202                  -
           AIM V.I. Capital Appreciation                        22,246                 176                  -
           AIM V.I. International Equity                         1,139                   -                  -
           Templeton Global Income Securities                    4,562                  10                  -
           Franklin Small Cap                                    6,760                  10                  -
           Templeton Growth Securities                             621                 205                  -
           Templeton International Securities                    3,252                 209                  -
           Franklin Large Cap Growth Securities                  5,541                  10                  -


         Flexible premium variable universal life policies (FPVL):
           Cova Lord Abbett Growth and Income                      382                   -                  -
           Cova Bond Debenture                                      60                   -                  -
           Cova Developing Growth                                2,628                   -                  -
           Cova Large Cap Research                                 215                   -                  -
           Cova Mid-Cap Value                                    1,913                   -                  -
           Cova Quality Bond                                       941                   -                  -
           Cova Small Cap Stock                                     10                   -                  -
           Cova Large Cap Stock                                  1,283                   -                  -
           Cova Select Equity                                       10                   -                  -
           Cova International Equity                                10                   -                  -
           GACC Money Market                                        10                  10                  -
           Russell Multi-Style Equity                               10                   -                  -
           Russell Aggressive Equity                                10                   -                  -
           Russell Non-U.S.                                         10                   -                  -
           Russell Core Bond                                        10                   -                  -
           Russell Real Estate Securities                           10                   -                  -
           AIM V.I. Value                                        1,678                   -                  -
           AIM V.I. Capital Appreciation                           655                   -                  -
           AIM V.I. International Equity                           287                   -                  -
           Alliance Premier Growth                               3,918                   -                  -
           Alliance Real Estate Investment                       1,208                   -                  -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)    SUB-ACCOUNT ACCUMULATION UNITS OUTSTANDING, CONTINUED:

                                                          12/31/00            12/31/99           12/31/98
                                                      -----------------   -----------------  -----------------


         Flexible premium variable universal life
          policies (FPVL), continued:
           Liberty Newport Tiger Fund, Variable                    250                   -                  -
           Goldman Sachs Growth and Income                         475                   -                  -
           Goldman Sachs International Equity                       10                   -                  -
           Goldman Sachs Global Income                             869                   -                  -
           Goldman Sachs Internet Tollkeeper                        10                   -                  -
           Kemper Small Cap Growth                                 953                   -                  -
           Kemper Small Cap Value                                  231                   -                  -
           Kemper Government Securities                             10                   -                  -
           MFS Research                                          1,198                   -                  -
           MFS Growth with Income                                1,673                   -                  -
           MFS Emerging Growth                                     316                   -                  -
           MFS High Income                                         243                   -                  -
           MFS Global Governments                                   10                   -                  -
           MFS New Discovery                                        10                   -                  -
           Oppenheimer Capital Appreciation                         16                   -                  -
           Oppenheimer Main Street Growth & Income                  33                   -                  -
           Oppenheimer High Income                                  10                   -                  -
           Oppenheimer Bond                                      1,076                   -                  -
           Oppenheimer Strategic Bond                               10                   -                  -
           Putnam VT Growth and Income                           2,592                   -                  -
           Putnam VT New Value                                      10                   -                  -
           Putnam VT Vista                                       1,878                   -                  -
           Putnam VT International Growth                          736                   -                  -
           Putnam VT International New Opportunities             1,916                   -                  -
           Franklin Small Cap                                       10                   -                  -
           Templeton International Securities                    1,979                   -                  -
           Templeton Developing Markets Securities               1,143                   -                  -
           Templeton Mutual Shares Securities                      795                   -                  -









                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)



INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
Cova Financial Services Life Insurance Company
St. Louis, Missouri


We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 2000, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 2 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.



/S/ Deloitte & Touche LLP


Chicago, Illinois
February 22, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999, and the related consolidated statements of operations, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KMPG LLP

      Chicago, Illinois
      February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999
                                 (in thousands)
                                                                                                     PREDECESSOR
                                                                                                        BASIS
                                   Assets                                            2000               1999
                                                                                ---------------    ----------------


Investments:
    Fixed maturity securities, at fair value (amortized cost
       of $1,642,464 and $1,575,536)                                          $      1,683,580   $       1,481,997
    Preferred stock - affiliate, at fair value                                              --               6,892
    Common stock, at fair value                                                             12                  12
    Mortgage loans                                                                     354,777             376,147
    Policy loans                                                                        28,074              27,778
    Short-term investments                                                               4,917                  --
    Other invested assets                                                                3,501               4,625
                                                                                ---------------    ----------------

             Total investments                                                       2,074,861           1,897,451

Cash and cash equivalents                                                               89,725              91,931
Receivable from sale of securities                                                      15,628               1,452
Accrued investment income                                                               26,963              24,992
Deferred policy acquisition costs                                                       37,828             214,120
Value of business acquired                                                             254,804              55,406
Goodwill                                                                                35,458              16,157
Deferred income taxes                                                                    7,229              21,964
Receivable from OakRe                                                                    9,900             336,376
Income taxes recoverable                                                                   751               1,190
Due from affiliates                                                                      9,835                  --
Other assets                                                                               278                 741
Separate accounts                                                                    2,793,821           2,537,962
                                                                                ---------------    ----------------

             Total assets                                                     $      5,357,081   $       5,199,742
                                                                                ===============    ================

See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, continued

                           December 31, 2000 and 1999
                        (in thousands, except share data)
                                                                                                  PREDECESSOR
                                                                                                     BASIS
                  Liabilities and Shareholder's Equity                           2000                 1999
                                                                            ----------------     ---------------


Liabilities:
    Policyholder deposits                                                 $       2,112,064    $      2,270,795
    Future policy benefits                                                           62,095              58,432
    Payable on return of collateral on loaned securities                                 --              37,862
    Payable on purchase of securities                                                 4,240                 516
    Due to affiliates                                                                    --               4,220
    Accounts payable and other liabilities                                           17,154              21,993
    Payable to OakRe                                                                     --               2,898
    Guaranty fund assessments                                                        10,812              10,812
    Separate accounts                                                             2,793,802           2,537,652
                                                                            ----------------     ---------------

             Total liabilities                                                    5,000,167           4,945,180
                                                                            ----------------     ---------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 2000 and 1999                                               5,799               5,799
    Additional paid-in capital                                                      345,954             260,491
    Retained (deficit) earnings                                                      (1,930)             12,906
    Accumulated other comprehensive income (loss)                                     7,091             (24,634)
                                                                            ----------------     ---------------

             Total shareholder's equity                                             356,914             254,562
                                                                            ----------------     ---------------

             Total liabilities and shareholder's equity                   $       5,357,081    $      5,199,742
                                                                            ================     ===============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                    PREDECESSOR BASIS
                                                                     2000           1999         1998
                                                                  -----------    -----------  -----------


Revenues:
    Premiums                                                    $      8,503   $      8,468 $     23,875
    Separate account fees                                             38,235         30,999       20,820
    Net investment income                                            168,847        131,372      127,812
    Net realized losses on investments                                (6,877)       (10,107)      (1,005)
    Other income                                                       5,081          6,142        1,197
                                                                  -----------    -----------  -----------

             Total revenues                                          213,789        166,874      172,699
                                                                  -----------    -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                117,025        102,274       93,759
    Current and future policy benefits                                13,127         27,409       25,225
    Operating and other expenses                                      27,981         26,905       12,638
    Amortization of purchased
      intangible assets                                               56,297          6,087        6,309
    Amortization of deferred policy
      acquisition costs                                                1,625         24,093       17,501
                                                                  -----------    -----------  -----------

             Total benefits and expenses                             216,055        186,768      155,432
                                                                  -----------    -----------  -----------

             (Loss) income before income taxes                        (2,266)       (19,894)      17,267
                                                                  -----------    -----------  -----------

Income tax (benefit) expense:
    Current                                                               68         (2,146)      (1,576)
    Deferred                                                            (404)        (4,244)       4,949
                                                                  -----------    -----------  -----------

             Total income tax (benefit) expense                         (336)        (6,390)       3,373
                                                                  -----------    -----------  -----------

             Net (loss) income                                  $     (1,930)  $    (13,504)$     13,894
                                                                  ===========    ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)
                                                                                        PREDECESSOR BASIS
                                                                         2000           1999         1998
                                                                      -----------     ----------   ----------

COMMON STOCK                                                        $      5,799    $     5,799  $     5,799
                                                                      -----------     ----------   ----------

ADDITIONAL PAID-IN CAPITAL:
    Balance at beginning of period                                       260,491        220,491      191,491
    Adjustment to reflect purchase acquisition                            30,463             --           --
    Capital contribution                                                  55,000         40,000       29,000
                                                                      -----------     ----------   ----------

    Balance at end of period                                             345,954        260,491      220,491
                                                                      -----------     ----------   ----------

RETAINED (DEFICIT) EARNINGS:
    Balance at beginning of period                                        12,906         26,410       12,516
    Adjustment to reflect purchase acquisition                           (12,906)            --           --
    Net (loss) income                                                     (1,930)       (13,504)      13,894
                                                                      -----------     ----------   ----------

    Balance at end of period                                              (1,930)        12,906       26,410
                                                                      -----------     ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
    Balance at beginning of period                                       (24,634)          (614)       2,732
    Adjustment to reflect purchase acquisition                            24,634             --           --
    Change in unrealized gains (losses) of fixed
      maturity and equity securities                                       7,091        (24,020)      (3,346)
                                                                      -----------     ----------   ----------

    Balance at end of period                                               7,091        (24,634)        (614)
                                                                      -----------     ----------   ----------

             Total shareholder's equity                             $    356,914    $   254,562  $   252,086
                                                                      ===========     ==========   ==========

TOTAL COMPREHENSIVE INCOME (LOSS):
    Net (loss) income                                               $     (1,930)   $   (13,504) $    13,894
    Other comprehensive income (loss), net of tax                          7,091        (24,020)      (3,346)
                                                                      -----------     ----------   ----------

             Total comprehensive income (loss)                      $      5,161    $   (37,524) $    10,548
                                                                      ===========     ==========   ==========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)

                                                                                                    PREDECESSOR BASIS
                                                                                 2000             1999            1998
                                                                             -------------     ------------   --------------


Cash flows from operating activities
Net (loss) income                                                          $       (1,930)         (13,504)          13,894
    Adjustments to reconcile net (loss) income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                      (16,691)           2,423            1,722
      Losses on investments, net                                                    6,877           10,107            1,005
      Interest credited to policyholder account balances                          117,025          102,274           93,759
      Policy charges                                                              (42,427)         (35,217)         (22,016)
      Changes in:
        Accrued investment income                                                  (1,971)          (3,487)            (902)
        Other receivables                                                         306,620          639,398          587,242
        Deferred policy acquisition costs and value of
           business acquired, net                                                   5,027          (95,323)         (48,391)
        Insurance related liabilities                                               5,386            4,096           15,975
        Income taxes payable                                                           34           (5,880)           4,084
        Other liabilities                                                          (9,468)            (141)         (17,766)
        Other, net                                                                (16,521)          64,655           10,783
                                                                             -------------     ------------   --------------
             Net cash provided by operating activities                            351,961          669,401          639,389
                                                                             -------------     ------------   --------------

CASH FLOWS FROM INVESTING ACTIVITIES
    Sales of:
      Fixed maturity securities                                                   187,167          187,566               --
      Equity securities                                                             9,000               --               --
      Mortgage loans                                                               22,456           31,071           73,748
      Real estate and real estate joint ventures                                   10,902               --               --
    Purchases of:
      Fixed maturity securities                                                  (431,493)        (487,092)        (695,377)
      Equity securities                                                                --               --           (9,037)
      Mortgage loans                                                               (3,295)         (64,278)         (38,634)
      Real estate and real estate joint ventures                                   (2,850)          (4,107)
    Maturities and repayments of fixed maturity securities                         81,305          251,200          579,589
    Net change in short-term investments                                           (4,917)              --               --
    Net change in policy loans                                                       (296)          (1,484)          (2,067)
    Net change in investment collateral                                           (37,862)          11,939           25,923
    Other, net                                                                         --         (202,328)              --
                                                                             -------------     ------------   --------------
             Net cash used in investing activities                               (169,883)        (277,513)         (65,855)
                                                                             -------------     ------------   --------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Policyholder account balances:
      Deposits                                                                    416,742          396,086          780,291
      Withdrawals                                                                (656,026)        (835,821)      (1,306,846)
    Capital contribution                                                           55,000           40,000           29,000
                                                                             -------------     ------------   --------------
             Net cash used in financing activities                               (184,284)        (399,735)        (497,555)
                                                                             -------------     ------------   --------------

Change in cash and cash equivalents                                                (2,206)          (7,847)          75,979

Cash and cash equivalents, beginning of year                                       91,931           99,778           23,799
                                                                             -------------     ------------   --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                                     $       89,725           91,931           99,778
                                                                             =============     ============   ==============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998






  (1)    BASIS OF PRESENTATION AND NATURE OF THE BUSINESS

         BASIS OF PRESENTATION

         Cova Financial Services Life Insurance Company (CFSLIC), a Missouri domiciled life insurance company, is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation. CFSLIC owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled life insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled life insurance company) (CFLIC).

         The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated.

         NATURE OF THE BUSINESS

         CFSLIC and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

         Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

         Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 72%, 86%, and 89% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company, in 2000, 1999, and 1998, respectively.

(2)      ACQUISITION BY METLIFE

         On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash (the Merger).

         The Merger was accounted for using the purchase method of accounting. The net purchase price of approximately $296,753,000 was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the Merger as if it took place on January 1, 2000.

         The excess of the acquisition purchase price over the fair value of net assets acquired of approximately $37,324,000 was recorded as goodwill and will be amortized on a straight-line basis over 20 years. This new basis of accounting resulted in an increase in shareholder's equity of approximately $42,191,000 on January 1, 2000. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

         As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

(3)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS

         All fixed maturity securities are classified as available-for-sale and are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in shareholder's equity, net of deferred effects of income tax and related effects on deferred policy acquisition costs and value of business acquired.

         Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method, which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated.

         A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

         Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on a specific identification basis.

         Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

         Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

         Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions. Valuation allowances are established for impaired loans when it is probable that collection of all amounts due under the contractual terms is doubtful. The Company had no impaired loans at December 31, 2000 and 1999, respectively. The valuation allowance for potential losses on mortgage loans was approximately $132,000 and $1,090,000 at December 31, 2000 and 1999,
         respectively.

         Short-term investments consist of investment in money market funds and are carried at cost, which approximates fair value.

         Other invested assets consist of investments in joint ventures and limited partnerships, which are carried at cost.

         The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities less than 90 days, which are not otherwise restricted.

         DEFERRED POLICY ACQUISITION COSTS

         Certain costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, and certain policy issuance and underwriting costs, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down when necessary.

         The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profits are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         VALUE OF BUSINESS ACQUIRED

         Value of business acquired (VOBA) reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 13% (8.7% net after tax).

         The estimated gross profit streams are periodically reevaluated and the unamortized balance of VOBA is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         Based on current assumptions, amortization of the original in-force VOBA asset, expressed as a percentage of the original in-force asset, is projected to be 9.6%, 8.4%, 6.8%, 5.6%, and 5.1% for the years ended December 31, 2001 through 2005, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force VOBA asset is 7.0% for 2000.

         On June 1, 1995, the Company recorded VOBA related to the GALIC acquisition of the Company. As a result of the Merger, the unamortized VOBA balance at January 1, 2000 was written off.

         GOODWILL

         Goodwill represents the excess of purchase price over the fair value of net assets acquired and is amortized on the straight-line basis over a 20-year period. The Company reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

         SEPARATE ACCOUNTS

         Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or variable life policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

         POLICYHOLDER DEPOSITS

         The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2000 was 6.13%.

         FUTURE POLICY BENEFITS

         Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For single premium deferred annuities and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuitant(s).

         All policy reserves are established as the present value of estimated future policy benefits, such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

         INCOME TAXES

         The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The principal assets and liabilities giving rise to such differences are policy reserves, deferred policy acquisition costs and value of business acquired. Deferred income taxes also arise from unrealized capital gains and losses on fixed maturity securities and equity securities carried at fair value.

         REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

         PREMIUM REVENUE

         The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. For term and variable life products, premiums are recognized as revenue when due.

         OTHER INCOME

         Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from these estimates.

         The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

              Investment valuation
              Amortization of deferred policy acquisition costs
              Amortization of  value of business acquired
              Recoverability of goodwill


         PENDING ACCOUNTING STANDARDS

         Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS 133 effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

         In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investment. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. While the Company is currently in the process of quantifying the impact of EITF 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

         RECLASSIFICATIONS

         Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.


  (4)    INVESTMENTS

         The Company's investments in fixed maturity and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The cost/amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31, 2000 and 1999, are as follows:

                                                                              2000
                                                  --------------------------------------------------------------
                                                     COST/           GROSS            GROSS         ESTIMATED
                                                   AMORTIZED      UNREALIZED       UNREALIZED         FAIR
                                                      COST           GAINS           LOSSES           VALUE
                                                  -------------  --------------   --------------  --------------
                                                                         (IN THOUSANDS)

         U.S. treasury securities               $       24,047 $       1,834   $           --   $       25,881
         Government agency obligations                  10,330           248               --           10,578
         Corporate securities                          978,885        32,594           (9,401)       1,002,078
         Mortgage-backed securities                    375,319         9,577              (22)         384,874
         Asset-backed securities                       253,882         8,725           (2,438)         260,169
                                                  -------------  --------------   --------------  --------------
              Total fixed maturity securities   $    1,642,463 $      52,978   $      (11,861)  $    1,683,580
                                                  =============  ==============   ==============  ==============

         Common stock                           $           37 $          --   $          (25)  $           12
                                                  =============  ==============   ==============  ==============


                                                                              1999
                                                                        PREDECESSOR BASIS
                                                  --------------------------------------------------------------
                                                     COST/           GROSS            GROSS         ESTIMATED
                                                   AMORTIZED      UNREALIZED       UNREALIZED         FAIR
                                                      COST           GAINS           LOSSES           VALUE
                                                  -------------  --------------   --------------  --------------
                                                                         (IN THOUSANDS)

         U.S. treasury securities               $       28,209 $          35   $       (2,665)  $       25,579
         Government agency obligations                  34,121            76             (318)          33,879
         Corporate securities                        1,040,309         1,901          (60,641)         981,569
         Mortgage-backed securities                    199,979            42           (7,335)         192,686
         Asset-backed securities                       272,918           389          (25,023)         248,284
                                                  -------------  --------------   --------------  --------------
              Total fixed maturity securities   $    1,575,536 $       2,443   $      (95,982)  $    1,481,997
                                                  =============  ==============   ==============  ==============

         Preferred stock - affiliate            $        9,000 $          --   $       (2,108)  $        6,892
                                                  =============  ==============   ==============  ==============

         Common stock                           $           37 $          --   $          (25)  $           12
                                                  =============  ==============   ==============  ==============


        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                        2000
                                                             ------------------------------
                                                                               ESTIMATED
                                                              AMORTIZED          FAIR
                                                                 COST            VALUE
                                                             --------------  --------------
                                                                   (IN THOUSANDS)

        Less than one year                                 $       51,572  $       51,539
        Due after one year through five years                     558,481         571,718
        Due after five years through ten years                    333,188         344,345
        Due after ten years                                        70,023          70,935
                                                             --------------  --------------
                                                                1,013,264       1,038,537
        Mortgage- and asset-backed securities                     629,200         645,043
                                                             --------------  --------------

                      Total                                $    1,642,464  $    1,683,580
                                                             ==============  ==============


        At December 31, 2000, approximately 90.6% of the Company's fixed maturity securities are investment grade or are nonrated but considered to be of investment grade. Of the 9.4% noninvestment grade fixed maturity securities, 3.1% are rated as BB, 1.0% are rated as B, and 5.3% are rated C and treated as impaired.

        At December 31, 2000, the Company had ten impaired fixed maturity securities with estimated fair value of approximately $21,100,000, of which eight fixed maturity securities, with estimated fair value of approximately $20,900,000, became non-income producing in 2000. At December 31, 1999, the Company had nine impaired fixed maturity securities with estimated fair value of approximately $9,400,000, of which seven fixed maturity securities, with estimated fair value of approximately $8,100,000, became non-income producing in 1999.

        The Company participated in a securities lending program whereby certain securities were loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending required that a minimum of 102% of the initial market value of the domestic loaned securities be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitored the financial condition of the counterparties to these agreements. At December 31, 2000, the Company was not a participant in the securities lending program. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's securities lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

        Fixed maturity securities                                              $    133,122  $    100,969 $     94,876
        Mortgage loans                                                               30,144        27,161       28,650
        Cash and cash equivalents                                                     3,139         2,459        2,720
        Policy loans                                                                  2,160         2,136        1,980
        Short-term investments                                                        1,596            --           --
        Real estate                                                                     290           103           --
        Equity securities                                                               136           563           --
        Miscellaneous                                                                   314           335        1,728
                                                                                 ------------  ------------ -------------
               Total investment income                                              170,901       133,726      129,954
        Investment expenses                                                          (2,054)       (2,354)      (2,142)
                                                                                 ------------  ------------ -------------

               Net investment income                                           $    168,847  $    131,372 $    127,812
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Fixed maturity securities                                          $    (19,476) $    (20,011) $    (1,600)
            Joint ventures                                                           (1,369)           --           --
            Equity securities                                                            --             3           --
            Real estate                                                                  --           (38)          --
            Other investments                                                           (13)         (168)          --
                                                                                 ------------  ------------ -------------
               Total realized losses on investments                                 (20,858)      (20,214)      (1,600)

             VOBA/DAC offset to capital losses                                       13,981        10,107          594
                                                                                 ------------  ------------ -------------

               Net realized capital losses on investments                      $     (6,877) $    (10,107) $    (1,006)
                                                                                 ============  ============ =============

                                                                                                           PREDECESSOR
                                                                                                              BASIS
                                                                                        --------------   ----------------
                                                                                            2000               1999
                                                                                        --------------   ----------------
                                                                                               (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Fixed maturity securities                                                 $     41,117    $       (93,540)
            Preferred stock - affiliate                                                         --             (2,108)
            Common stock                                                                        --                (25)
            Effects on value of business acquired amortization                             (30,208)            14,585
            Effects on deferred acquisition costs amortization                                  --             43,190
                                                                                        --------------   ----------------

               Unrealized appreciation (depreciation) before income tax                     10,909            (37,898)

            Unrealized income tax (expense) benefit                                         (3,818)            13,264
                                                                                        --------------   ----------------

               Net unrealized appreciation (depreciation) on investments              $      7,091    $       (24,634)
                                                                                        ==============   ================

        Gross gains of $4,321,731, $2,445,497 and $5,102,040 and gross losses of $23,797,205, $22,456,541 and $6,601,099 were realized on sales of fixed maturity securities during 2000, 1999 and 1998, respectively.

        Net realized losses include impairment writedowns of fixed maturity securities totaling $11,969,320, $18,768,778, and $100,000 during 2000,
        1999 and 1998, respectively.

        At December 31, 2000, approximately 37.7% of the mortgage loans are secured by properties in California, Texas and Maryland.

        Securities with a carrying value of approximately $7,211,491 at December 31, 2000 were deposited with government authorities as required by law.

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 2000 and 1999.

  (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        The Company has used interest rate swaps to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. Interest rate swaps are marked to fair value monthly with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedged security.

        Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of operations.

        At December 31, 2000 and 1999, the Company does not have any outstanding interest rate swap agreements. The interest rate swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

  (6)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.



                                                                                         PREDECESSOR BASIS
                                           ----------------------------------     ---------------------------------
                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              CARRYING            FAIR               CARRYING           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Fixed maturity securities    $    1,683,580    $      1,683,580    $     1,481,997   $    1,481,997
             Mortgage loans                     354,777             371,975            376,147          374,168
             Policy loans                        28,074              28,074             27,778           27,778
             Short-term investments               4,917               4,917                 --               --
             Other invested assets                3,501               3,501              4,625            4,625
             Common stock                            12                  12                 12               12
             Preferred stock-affiliate               --                  --              6,892            6,892
             Separate accounts                2,793,821           2,793,821          2,537,962        2,537,962

        LIABILITIES:
             Policyholder deposits            2,105,202           2,036,252          2,266,420        2,181,513
             Separate accounts                2,793,802           2,793,802          2,537,652        2,537,652



        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

              The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values due to their short-term nature.

              Investment Securities and Mortgage Loans

              Fair values of fixed maturity and equity securities are based on quoted market prices, where available. For fixed maturity and equity securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              Policy Loans

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Policyholder Deposits

              The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated at the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

 (7)     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

         The components of deferred policy acquisition costs are shown below:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

         Deferred policy acquisition costs - beginning of period               $    214,120  $    131,973 $     84,326
         Effects of push down purchase accounting                                  (214,120)           --           --
         Commissions and costs deferred                                              38,128        45,793       50,044
         Interest credited                                                            1,325        10,365        7,513
         Amortization                                                                (1,625)      (13,986)     (16,906)
         Deferred policy acquisition costs attributable to
             unrealized depreciation of investments                                     --         39,975        6,996
                                                                                 ------------  ------------ -------------

         Deferred policy acquisition costs - end of period                     $     37,828  $    214,120 $    131,973
                                                                                 ============  ============ =============



         The components of value of business acquired are shown below:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

         Value of business acquired - beginning of period                      $     55,406  $     42,230 $     41,486
         Effects of push down purchase accounting                                   (55,406)           --           --
         Effects of push down purchase accounting                                   297,659            --           --
         Renewal expense deferred                                                     8,387            --           --
         Interest credited                                                           19,357         2,695        2,864
         Amortization                                                               (40,391)       (4,577)      (4,548)
         Value of business acquired attributable to unrealized (appreciation)
               depreciation of investments                                          (30,208)       15,058        2,428
                                                                                 ------------  ------------ -------------

         Value of business acquired - end of period                            $    254,804  $     55,406 $     42,230
                                                                                 ============  ============ =============

(8)      REINSURANCE

        Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $230,000,000 and $259,000,000 at December 31, 2000 and 1999,
        respectively. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's consolidated financial statements resulting from the reinsurance transaction with MetLife.

        Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsure a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to approximately $88,000,000 and $635,000,000 in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of approximately $1,600,000 from this transaction in both 1999 and 1998.

        Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of approximately $12,600,000 related to the recapture.

        On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

        The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500,000,000. No funds were drawn on this letter of credit since inception of the agreement.

        The Company had recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. The future payable was extinguished in 2000.

        On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized an operating income of approximately $1,100,000 related to the recapture.

(9)     OTHER COMPREHENSIVE INCOME

        The components of other comprehensive income are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                  -----------  --------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------ -------------
                                                                                              (IN THOUSANDS)

        Unrealized gains (losses) on investments:

             Unrealized holding gains (losses) arising during the period,
             net of taxes of $4,457, $(11,513), and $(1,677)                   $      8,277  $   (21,381) $    (3,115)

             Less: reclassification adjustments for realized gains
             (losses) included in net income, net of taxes of $639,
             $1,421, and $124                                                         1,186        2,639          231
                                                                                  -----------  ------------ -------------

                  Total other comprehensive income (loss)                      $      7,091  $   (24,020) $    (3,346)
                                                                                  ===========  ============ =============

(10)    INCOME TAXES

        CFSLIC will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to income before income taxes as follows:

                                                               2000                   1999                   1998
                                                        ---------------------- ---------------------  -------------------
                                                                               (IN THOUSANDS)

       Computed expected tax (benefit) expense        $    (793)     (35.0)%  $  (6,963)   (35.0)%  $   6,043     35.0%
       State income taxes, net                               68        3.0          (10)     --            (8)     --
       Amortization of intangible assets                    653       28.8          396      2.0          396      2.3
       Dividend received deduction - separate account        --        --        (2,175)   (10.9)      (3,183)   (18.5)
       Change in valuation allowance                     (2,330)    (102.8)       2,996     15.0         --        --
       Return to provision adjustment                     1,951       86.1         (759)    (3.8)        --        --
       Other                                                115        5.1          125      0.6          125      0.7
                                                        ----------------------  --------- ----------  --------- ---------

                    Total                             $    (336)     (14.8)%  $  (6,390)   (32.1)%  $   3,373     19.5%
                                                        ======================  ========= ==========  ========= =========


        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                                                                  PREDECESSOR
                                                                                                     BASIS
                                                                                  -------------  --------------
                                                                                      2000           1999
                                                                                  -------------  --------------
                                                                                         (IN THOUSANDS)

        Deferred tax assets:
            Policy reserves                                                    $      30,724   $     31,657
            Liability for commissions on recapture                                        --          1,014
            Tax basis of intangible assets purchased                                   4,137          4,577
            Deferred policy acquisition costs                                         25,542         23,832
            Permanent impairments of fixed maturity securities                         8,026          5,482
            Unrealized depreciation on investments                                        --         13,264
            Net operating and capital loss                                            27,618          8,519
            Investments                                                                9,980             --
            Other deferred tax assets                                                  4,983          7,294
                                                                                  -------------  --------------
               Total deferred tax assets                                             111,010         95,639
            Valuation allowance                                                         (666)        (2,996)
                                                                                  -------------  --------------

                      Total deferred tax assets, net of valuation allowance          110,344         92,643

        Deferred tax liabilities:
            Value of business acquired                                                85,434         10,507
            Deferred policy acquisition costs                                         13,240         59,825
            Unrealized depreciation on investments                                     3,818             --
            Other deferred tax liabilities                                               623            347
                                                                                  -------------  --------------
                      Total deferred tax liabilities                                 103,115         70,679
                                                                                  -------------  --------------

                      Net deferred tax assets                                  $       7,229   $     21,964
                                                                                  =============  ==============


        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

        XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37,900,000 for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

        The Company has $57,668,611 of net operating loss carryforwards of which $4,605,934 expire in 2018, $21,714,046 expire in 2019 and $31,348,631 expire in 2020. The Company also has $21,240,274 of capital loss carryforwards of which $4,219,031 expire in 2004 and $17,021,243 expire in 2005.

 (11)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 2000, 1999, and 1998 for the Company were $35,550,446, $28,995,330, and $20,923,330, respectively.

        In 2000, 1999, and 1998, the Company's affiliate, CLMC, received approximately $3,700,000, $3,900,000 and $3,200,000, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

        At December 31, 2000, amounts due from affiliates of approximately $9,835,000 relates primarily to advances to CLMC for operating expenses over net amounts due under management, operations and servicing agreements. At December 31, 1999, amounts due to affiliates of $4,220,000 relates primarily to net amounts due under management, operations and servicing agreements.

        In 2000 and 1999, the Company received a cash capital contribution of $55,000,000 and $40,000,000, respectively, from Cova Corporation. GALIC, has guaranteed the maintenance of the capital and surplus of the Company at an amount which meets the requirements of each state in which the Company conducts business.

(12)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of fixed maturity securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                2000          1999
                                                             -------------  -------------
                                                                   (IN THOUSANDS)

        Statutory capital and surplus                     $       79,457  $     102,041
        Reconciling items:
            Asset valuation reserve                                5,691          7,362
            Interest maintenance reserve                           3,690          6,466
             Investment adjustments to fair value                 41,116        (95,673)
            Investment adjustments to book value                 (62,339)        (1,457)
            Deferred policy acquisition costs                     37,828        214,120
            Basis policy reserves                                (45,654)       (67,702)
            Deferred federal income taxes (net)                    7,230         21,964
            Goodwill                                              35,341         16,157
            Value of business acquired                           254,804         55,406
             Investment valuation reserves                          (132)        (1,090)
            Future purchase price payable                             --         (2,898)
            Other                                                   (118)          (134)
                                                             -------------  -------------

                  GAAP shareholder's equity               $      356,914  $     254,562
                                                             =============  =============



        Statutory net losses for CFSLIC for the years ended December 31, 2000, 1999, and 1998 were $51,457,999, $46,095,427, and $2,830,105, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 2000 statutory net loss and the Company's negative earned surplus at December 31, 2000, no dividends are permissible in 2001 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners (NAIC) has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's total adjusted capital and authorized control level RBC were $85,147,171 and $22,936,464, respectively. This level of adjusted capital qualifies under all tests.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Missouri has not yet adopted the Codification for the preparation of statutory financial statements. The states of California and New York will require adoption of the Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification will increase statutory capital and surplus as of January 1, 2001 by $5,508,307, which relates to accounting principles regarding income taxes.


(13)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 2000, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 2000, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $10,812,000 in future assessments on insolvencies that occurred before December 31, 2000. Under the coinsurance agreement between the Company and OakRe (see Note 8), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. In 2000, the Company received a refund of assessments of approximately $95,000 from various states. The Company paid approximately $31,000 and $1,500,000 in guaranty fund assessments in 1999 and 1998, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 2000, 1999 and 1998 were not material.

(14)    SUBSEQUENT EVENTS

        As of December 31, 2000, CFSLIC's statutory capital and surplus was below minimum capital requirements established by the Florida Department of Insurance, a state in which CFSLIC is licensed and conducts business, and CFLIC's statutory capital and surplus was below minimum capital requirements established by the California Department of Insurance. Effective February 22, 2001, the Company's immediate parent, Cova Corporation contributed $40,000,000 to CFSLIC and $10,000,000 to CLMC, which then repaid $7,700,000 in intercompany payables to the Company. Additionally, CFSLIC contributed $2,500,000 to CFLIC. After receiving these capital contributions, CFSLIC and CFLIC were in compliance with applicable state department of insurance minimum capital requirements.

        Effective February 12, 2001, Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company, Cova Financial Life Insurance Company changed its name to MetLife Investors Insurance Company of California, and First Cova Life Insurance Company changed its name to First MetLife Investors Insurance Company. These name changes are pending approval by various state insurance regulatory authorities.




APPENDIX A--
ILLUSTRATION OF POLICY VALUES



In order to show you how the Policy works, we created some hypothetical examples. We chose two males ages 50 and 60. Our hypothetical Insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the two examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $6,000 for the 50-year-old example and $9,000 for the 60-year-old example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20 and .35% thereafter) and advisory fee and operating expenses (equal to approximately .87%). When these costs are taken into account, the net annual investment return rates (net of an average of 1.42% for these charges) are approximately-1.42%, 4.58% and 10.58%. The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Cash Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of this prospectus. These charges are:

(1) A Federal tax charge of 1.3% and a Premium Tax Charge of 2.1% of each premium paid;

(2) A first year Sales Charge of 15% of premium up to Target Premium, 5% of premium above Target Premium. (The Sales Charge decreases to 5% of premium paid in Policy Years 2-10 and 2% of premium paid in Policy Years 11 and thereafter);

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,902              2,181        250,000          3,013           1,292         250,000
      2             12,915            8,242              6,521        250,000          6,498           4,777         250,000
      3             19,861           12,437             10,716        250,000          9,832          8,110          250,000
      4             27,154           16,500             14,779        250,000         13,004          11,282         250,000
      5             34,811           20,437             18,716        250,000         15,998          14,277         250,000

      6             42,852           24,267             22,737        250,000         18,805          17,275         250,000
      7             51,295           27,989             26,841        250,000         21,411          20,264         250,000
      8             60,159           31,613             30,848        250,000         23,811          23,046         250,000
      9             69,467           35,131             24,748        250,000         25,994          25,611         250,000
     10             79,241           38,537             38,537        250,000         27,939           27,93         250,000

     15            135,945           57,377             57,377        250,000         36,961          36,961         250,000
     20            208,316           71,070             71,070        250,000         35,109          35,109         250,000
     25            300,681           79,020             79,020        250,000         13,691          13,691         250,000
     30            418,565           77,800             77,800        250,000              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,172              2,451        250,000          3,255           1,533         250,000
      2             12,915            9,056              7,334        250,000          7,202           5,481         250,000
      3             19,861           14,079             12,358        250,000         11,229           9,508         250,000
      4             27,154           19,260             17,539        250,000         15,328          13,607         250,000
      5             34,811           24,612             22,891        250,000         19,487          17,766         250,000

      6             42,852           30,163             28,633        250,000         23,699          22,169         250,000
      7             51,295           35,920             34,773        250,000         27,954          26,807         250,000
      8             60,159           41,905             41,140        250,000         32,252          31,487         250,000
      9             69,467           48,121             47,739        250,000         36,586          36,203         250,000
     10             79,241           54,575             54,575        250,000         40,942          40,942         250,000

     15            135,945           95,176             95,176        250,000         66,965          66,965         250,000
     20            208,316          144,165            144,165        250,000         92,257          92,257         250,000
     25            300,681          207,258            207,258        250,000        114,499         114,499         250,000
     30            418,565          291,255            291,255        305,817        126,975         126,975         250,000

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,443              2,721        250,000          3,497           1,776         250,000
      2             12,915            9,903              8,182        250,000          7,938           6,217         250,000
      3             19,861           15,857             14,135        250,000         12,747          11,026         250,000
      4             27,154           22,369             20,647        250,000         17,957          16,236         250,000
      5             34,811           29,508             27,786        250,000         23,597          21,876         250,000

      6             42,852           37,361             35,831        250,000         29,708          28,178         250,000
      7             51,295           46,007             44,860        250,000         36,336          35,188         250,000
      8             60,159           55,546             54,781        250,000         43,539          42,774         250,000
      9             69,467           66,069             65,687        250,000         51,385          51,002         250,000
     10             79,241           77,686             77,686        250,000         59,938          59,938         250,000

     15            135,945          162,460            162,460        250,000        122,129         122,129         250,000
     20            208,316          304,703            304,703        353,455        228,224         228,224         264,740
     25            300,681          541,852            541,852        579,782        410,131         410,131         438,840
     30            418,565          935,828            935,828        982,620        710,124         710,124         745,630
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,897              2,175        253,897          2,994           1,272         252,994
      2             12,915            8,221              6,500        258,221          6,439           4,718         256,439
      3             19,861           12,389             10,668        262,389          9,709           7,988         259,709
      4             27,154           16,410             14,689        266,410         12,792          11,071         262,792
      5             34,811           20,289             18,568        270,289         15,668          13,947         265,668

      6             42,852           24,043             22,513        274,043         18,323          16,793         268,323
      7             51,295           27,671             26,523        277,671         20,740          19,592         270,740
      8             60,159           31,181             30,416        281,181         22,910          22,145         272,910
      9             69,467           34,562             34,179        284,562         24,819          24,436         274,819
     10             79,241           37,805             37,805        287,805         26,441          26,441         276,441

     15            135,945           55,223             55,223        305,223         32,792          32,792         282,792
     20            208,316           65,456             65,456        315,456         26,141          26,141         276,141
     25            300,681           66,862             66,862        316,862              0               0               0
     30            418,565           54,746             54,746        304,746              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,166              2,445        254,166          3,234           1,512         253,234
      2             12,915            9,033              7,312        259,033          7,136           5,415         257,136
      3             19,861           14,024             12,303        264,024         11,088           9,366         261,088
      4             27,154           19,153             17,432        269,153         15,075          13,353         265,075
      5             34,811           24,429             22,708        274,429         19,075          17,354         269,075

      6             42,852           29,876             28,346        279,876         23,073          21,543         273,073
      7             51,295           35,495             34,348        285,495         27,047          25,900         277,047
      8             60,159           41,305             40,540        291,305         30,984          30,219         280,984
      9             69,467           47,298             46,915        297,298         34,863          34,481         284,863
     10             79,241           53,473             53,473        303,473         38,652          38,652         288,652

     15            135,945           91,255             91,255        341,255         59,089          59,089         309,089
     20            208,316          131,801            131,801        381,801         70,274          70,274         320,274
     25            300,681          173,788            173,788        423,788         60,784          60,784         310,784
     30            418,565          211,349            211,349        461,349          8,810           8,810         258,810
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,436              2,715        254,436          3,475           1,754         253,475
      2             12,915            9,878              8,157        259,878          7,865           6,144         257,865
      3             19,861           15,794             14,073        265,794         12,586          10,864         262,586
      4             27,154           22,242             20,521        272,242         17,656          15,934         267,656
      5             34,811           29,283             27,561        279,283         23,088          21,367         273,088

      6             42,852           36,994             35,464        286,994         28,903          27,373         278,903
      7             51,295           45,443             44,295        295,443         35,121          33,973         285,121
      8             60,159           54,715             53,950        304,715         41,769          41,004         291,769
      9             69,467           64,884             64,502        314,884         48,877          48,494         298,877
     10             79,241           76,034             76,034        326,034         56,459          56,459         306,459

     15            135,945          155,265            155,265        405,265        107,234         107,234         357,234
     20            208,316          278,914            278,914        528,914        174,887         174,887         424,887
     25            300,681          475,142            475,142        725,142        261,063         261,063         511,063
     30            418,565          784,751            784,751      1,034,751        358,777         358,777         608,777
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,902              2,181        250,000          3,013           1,292         250,000
      2             12,915            8,242              6,521        250,000          6,498           4,777         250,000
      3             19,861           12,437             10,716        250,000          9,832           8,110         250,000
      4             27,154           16,500             14,779        250,000         13,004          11,282         250,000
      5             34,811           20,437             18,716        250,000         15,998          14,277         250,000

      6             42,852           24,467             22,737        250,000         18,805          17,275         250,000
      7             51,295           27,989             26,841        250,000         21,411          20,264         250,000
      8             60,159           31,613             30,848        250,000         23,811          23,046         250,000
      9             69,467           35,131             34,748        250,000         25,994          25,611         250,000
     10             79,241           38,537             38,537        250,000         27,939          27,939         250,000

     15            135,945           57,377             57,377        250,000         36,961          36,961         250,000
     20            208,316           71,070             71,070        250,000         35,109          35,109         250,000
    25             300,681           79,020             79,020        250,000         13,691          13,691         250,000
     30            418,565           77,800             77,800        250,000              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,172              2,451        250,000          3,255           1,533         250,000
      2             12,915            9,056              7,334        250,000          7,202           5,481         250,000
      3             19,861           14,079             12,358        250,000         11,229           9,508         250,000
      4             27,154           19,260             17,539        250,000         15,328          13,607         250,000
      5             34,811           24,612             22,891        250,000         19,487          17,766         250,000

      6             42,852           30,163             28,633        250,000         23,699          22,169         250,000
      7             51,295           35,920             34,773        250,000         27,954          26,807         250,000
      8             60,159           41,905             41,140        250,000         32,252          31,487         250,000
      9             69,467           48,121             47,739        250,000         36,586          36,203         250,000
     10             79,241           54,575             54,575        250,000         40,942          40,942         250,000

     15            135,945           95,176             95,176        250,000         66,965          66,965         250,000
     20            208,316          144,165            144,165        250,000         92,257          92,257         250,000
     25            300,681          205,784            205,784        290,577        114,499         114,499         250,000
     30            418,565          278,800            278,800        362,259        126,975         126,975         250,000
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 50, Preferred Rate Class
      $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,443              2,721        250,000          3,497           1,776         250,000
      2             12,915            9,903              8,182        250,000          7,938           6,217         250,000
      3             19,861           15,857             14,135        250,000         12,747          11,026         250,000
      4             27,154           22,369             20,647        250,000         17,957          16,236         250,000
      5             34,811           29,508             27,786        250,000         23,597          21,876         250,000

      6             42,852           37,361             35,831        250,000         29,708          28,178         250,000
      7             51,295           46,007             44,860        250,000         36,336          35,188         250,000
      8             60,159           55,546             54,781        250,000         43,539          42,774         250,000
      9             69,467           66,069             65,687        250,000         51,385          51,002         250,000
     10             79,241           77,686             77,686        250,000         59,938          59,938         250,000

     15            135,945          162,296            162,296        286,359        122,129         122,129         250,000
     20            208,316          297,971            297,971        466,542        222,454         222,454         348,303
     25            300,681          514,349            514,349        726,286        371,731         371,731         524,902
     30            418,565          854,425            854,425      1,110,198        584,828         584,828         759,896
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,756              2,865        250,000          3,194             303         250,000
      2             19,373           12,105              9,214        250,000          6,941           4,050         250,000
      3             29,791           18,115             15,224        250,000         10,337           7,445         250,000
      4             40,731           23,897             21,006        250,000         13,343          10,452         250,000
      5             52,217           29,419             26,528        250,000         15,917          13,026         250,000

      6             64,278           34,825             32,255        250,000         18,023          15,453         250,000
      7             76,942           40,045             38,117        250,000         19,629          17,701         250,000
      8             90,239           45,063             43,778        250,000         20,695          19,410         250,000
      9            104,201           49,891             49,249        250,000         21,179          20,537         250,000
     10            118,861           54,466             54,466        250,000         21,024          21,024         250,000

     15            203,917           79,559             79,559        250,000         12,845          12,845         250,000
     20            312,473           92,909             92,909        250,000              0               0               0
     25            451,021           94,356             94,356        250,000             0                0               0
     30            627,847           73,759             73,759        250,000              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,156              3,265        250,000          3,512             621         250,000
      2             19,373           13,310             10,419        250,000          7,828           4,936         250,000
      3             29,791           20,541             17,649        250,000         12,045           9,153         250,000
      4             40,731           27,963             25,072        250,000         16,121          13,230         250,000
      5             52,217           35,555             32,664        250,000         20,010         17,119          250,000

      6             64,278           43,473             40,903        250,000         23,669          21,099         250,000
      7             76,942           51,663             49,736       250,000          27,061          25,133         250,000
      8             90,239           60,131             58,846        250,000         30,141          28,856         250,000
      9            104,201           68,906             68,263        250,000         32,863          32,220         250,000
     10            118,861           77,953             77,953        250,000         35,161          35,161         250,000

     15            203,917          135,743            135,743        250,000         43,621          43,621         250,000
     20            312,473          207,158            207,158        250,000         19,369          19,369         250,000
     25            451,021          306,003            306,003        321,303              0               0               0
     30            627,847          427,654            427,654        449,037              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,557              3,666        250,000          3,833             942         250,000
      2             19,373           14,566             11,674        250,000          8,758          5,867          250,000
      3             29,791           23,168             20,277        250,000         13,913          11,022         250,000
      4             40,731           32,547             29,656        250,000         19,291          16,400         250,000
      5             52,217           42,760             39,869        250,000         24,887          21,996         250,000

      6             64,278           54,051             51,481        250,000         30,706          28,136         250,000
      7             76,942           66,478             64,550        250,000         36,765          34,838         250,000
      8             90,239           80,167             78,882        250,000         43,086          41,801         250,000
      9            104,201           95,285             94,643        250,000         49,697          49,054         250,000
     10            118,861          111,967            111,967        250,000         56,627          56,627         250,000

     15            203,917          236,930            236,930        253,515        106,172         106,172         250,000
     20            312,473          448,232            448,232        470,644        186,412         186,412         250,000
     25            451,021          796,779            796,779        836,618        352,522         352,522         370,148
     30            627,847        1,362,876          1,362,876      1,431,019        619,004         619,004         649,954
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,743              2,852        255,743          3,125             234         253,125
      2             19,373           12,054              9,163        262,054          6,745           3,853         256,745
      3             29,791           17,987             15,096        267,987          9,946           7,055         259,946
      4             40,731           23,651             20,760        273,651         12,685           9,794         262,685
      5             52,217          29,000              26,109        279,000         14,912          12,021         264,912

      6             64,278           34,193             31,623        284,193         16,586          14,016         266,586
      7             76,942           39,142             37,214        289,142         17,675          15,748         267,675
      8             90,239           43,822             42,537        293,822         18,140          16,855         268,140
      9            104,201          48,238              47,596        298,238         17,946          17,303         267,946
     10            118,861           52,302             52,302        302,302         17,042          17,042         267,042

     15            203,917           72,559             72,559        322,559          4,211           4,211         254,211
     20            312,473           73,399             73,399        232,399              0               0               0
     25            451,021           53,587             53,587        303,587              0               0               0
     30            627,847            3,639              3,639        253,639              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,142              3,250        256,142          3,439             548         253,439
      2             19,373           13,254             10,363        263,254          7,609           4,718         257,609
      3             29,791           20,394             17,503        270,394         11,593           8,701         261,593
      4             40,731           27,670             24,779        277,670         15,327          12,436         265,327
      5             52,217           35,038             32,146        285,038         18,744          15,853         268,744

      6             64,278           42,659             40,089        292,659         21,780          19,210         271,780
      7             76,942           50,454             48,527        300,454         24,375          22,447         274,375
      8             90,239           58,401             57,116        308,401         26,460          25,175         276,460
      9            104,201           66,508             65,866        316,508         27,967          27,325         277,967
     10            118,861           74,688             74,688        324,688         28,808          28,808         278,808

     15            203,917          122,929            122,929        372,929         24,596          24,596         274,596
     20            312,473          162,687            162,687        412,687              0               0               0
     25            451,021          189,483            189,483        439,483              0               0               0
     30            627,847          187,217            187,217        437,217              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,542              3,651        256,542          3,755             864         253,755
      2             19,373          14,504              11,613        264,504          8,517           5,626         258,517
      3             29,791           23,002             20,110        273,002         13,393          10,502         263,393
      4             40,731           32,201             29,309        282,201         18,340          15,448         268,340
      5             52,217           42,124             39,233        292,124         23,307          20,416         273,307

      6             64,278           53,012             50,442        303,012         28,244          25,674         278,244
      7             76,942           64,870             62,942        314,870         33,107          31,179         283,107
      8             90,239           77,772             76,487        327,772         37,836          36,551         287,836
      9            104,201           91,828             91,185        341,828         42,370          41,728         292,370
     10            118,861          107,063            107,063        357,063         46,626          46,626         296,626

     15            203,917          213,302            213,302        463,302         66,206          66,206         316,206
     20            312,473          365,722            365,722        615,722         52,768          52,768         302,768
     25            451,021          593,807           593,807         843,807              0               0               0
     30            627,847          932,765            932,765      1,182,765              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,756              2,865        250,000          3,194             303         250,000
      2             19,373           12,105              9,214        250,000          6,941           4,050         250,000
      3             29,791           18,115             15,224        250,000         10,337           7,445         250,000
      4             40,731           23,897             21,006        250,000         13,343          10,452         250,000
      5             52,217           29,419             26,528        250,000         15,917          13,026         250,000

      6             64,278           34,825             32,255        250,000         18,023          15,453       250,000
      7             76,942           40,045             38,117        250,000         19,629          17,701         250,000
      8             90,239           45,063             43,778        250,000         20,695          19,410         250,000
      9            104,201           49,891             49,249        250,000         21,179          20,537         250,000
     10            118,861           54,466             54,466        250,000         21,024          21,024         250,000

     15            203,917           79,559             79,559        250,000         12,845          12,845         250,000
     20            312,473           92,909             92,909        250,000              0               0               0
     25            451,021           94,356             94,356        250,000              0               0               0
     30            627,847           73,759             73,759        250,000              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,156              3,265        250,000          3,512             621         250,000
      2             19,373           13,310             10,419        250,000          7,828           4,936         250,000
      3             29,791           20,541             17,649        250,000         12,045           9,153         250,000
      4             40,731           27,963             25,072        250,000         16,121         13,230          250,000
      5             52,217           35,555             32,664        250,000         20,010          17,119         250,000

      6             64,278           43,473             40,903        250,000         23,669          21,099         250,000
      7             76,942           51,663             49,736        250,000         27,061          25,133         250,000
      8             90,239           60,131             58,846        250,000         30,141          28,856         250,000
      9            104,201           68,906             68,263        250,000         32,863          32,220         250,000
     10            118,861           77,953             77,953        250,000         35,161          35,161         250,000

     15            203,917          135,743            135,743        250,000         43,621          43,621         250,000
     20            312,473          206,630            206,630        268,485         19,369          19,369         250,000
     25            451,021          293,593            293,593        356,757              0               0               0
     30            627,847          394,725            394,725        456,184              0               0               0
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                       METLIFE INVESTORS INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                            HYPOTHETICAL ILLUSTRATION
                                   SINGLE LIFE
                    Male, Issue Age 60, Preferred Rate Class
      $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,557              3,666        250,000          3,833             942         250,000
      2             19,373           14,566             11,674        250,000          8,758           5,867         250,000
      3             29,791           23,168             20,277        250,000         13,913          11,022         250,000
      4             40,731           32,547             29,656        250,000         19,291         16,400          250,000
      5             52,217           42,760             39,869        250,000         24,887          21,996         250,000

      6             64,278           54,051             51,481        250,000         30,706          28,136         250,000
      7             76,942           66,478             64,550       250,000          36,765          34,838         250,000
      8             90,239           80,167             78,882        250,000         43,086          41,801         250,000
      9            104,201           95,285             94,643        250,000         49,697          49,054         250,000
     10            118,861          111,967            111,967        250,000         56,627          56,627         250,000

     15            203,917          235,082            235,082        331,947        106,172         106,172         250,000
     20            312,473          427,805            427,805        555,869        186,412         186,412         250,000
     25            451,021          730,432            730,432        887,578        323,758         323,758         393,411
     30            627,847        1,199,258          1,199,258      1,385,982        514,605         514,605         594,729
* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative  only and do not represent past or future  investment  results.
The death benefit,  Cash Value and Cash Surrender Value for a Policy may be more
or  less  than  those  shown  depending  upon  actual  investment   results.  No
representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX B
PARTICIPATING INVESTMENT FUNDS

Below are the investment objectives and strategies of each Investment Fund available under the Policy. The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the Policy:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the Policy:


Premier Growth Portfolio (Class A)

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio (formerly, Real Estate
    Investment Portfolio)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the
investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the Policy:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.


Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.


Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the Policy:


Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the Policy:


Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.


Goldman Sachs VIT Internet Tollkeeper FundSM

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.


Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the Policy:


Newport Tiger Fund, Variable Series (Class A)

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.


MET INVESTORS SERIES TRUST:

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the Policy:


J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.


J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Developing Growth Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MFS VARIABLE INSURANCE TRUST (Initial Class):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the Policy:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.


MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS New Discovery Series

Investment Objective: The Series' investment objective is to seek capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.


MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the Policy:


Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.


Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.


Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.


Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the Policy:


PUTNAM VT Growth and Income Fund - Class IA Shares

Investment Objective: The Fund seeks capital growth and current income.


PUTNAM VT International Growth Fund - Class IA Shares

Investment Objective: The Fund seeks capital appreciation.


PUTNAM VT International New Opportunities Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT New Value Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT Vista Fund - Class IA Shares

Investment Objective: The Fund seeks capital appreciation.


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio, and the Scudder Small Cap Value Portfolio. The following portfolios are available under the
Policy:


Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


                                  [back cover]

                              MetLife Investors(R)

                       MetLife Investors Insurance Company

                         Marketing and Executive Office
                            610 Newport Center Drive
                                   Suite 1400
                            Newport Beach, CA 92660
                                  800-989-3752


                           Variable Life Service Office
                                 P.O. Box 66757
                            St. Louis, MO  63166-6757
                                  877-357-4419


CL-4276 (5/01)             Policy Form Series CLP001         21-CVUL-MOSL (5/01)